Quarterly Holdings Report
for

Strategic Advisers® Tax-Sensitive Short Duration Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

August 31, 2020

TSS-QTLY-1020
1.9885907.102

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 59.2%
	Principal Amount	Value
Alabama - 0.8%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. Bonds Series 2006 C1, 1.85%, tender 11/1/22 (a)	1,025,000	1,054,582
Birmingham Arpt. Auth. Arpt. Series 2020:
5% 7/1/24 (Build America Mutual Assurance Insured)	$325,000	$375,200
5% 7/1/25 (Build America Mutual Assurance Insured)	325,000	386,662
Black Belt Energy Gas District:
(Proj. No. 4) Series 2019 A:
4% 6/1/21	1,250,000	1,281,915
4% 6/1/23	1,750,000	1,909,565
Bonds:
Series 2016 A, 4%, tender 6/1/21 (a)	7,435,000	7,607,082
Series 2017 A, 4%, tender 7/1/22 (a)	4,040,000	4,280,420
Chatom Indl. Dev. Board Gulf Opportunity Zone Series 2020, 5% 8/1/23 (FSA Insured)	1,350,000	1,511,258
Health Care Auth. for Baptist Health Series 2006 B, 0.45%, tender 11/15/37 (a)	1,300,000	1,300,000
Jefferson County Gen. Oblig. Series 2018 B, 5% 4/1/21	270,000	277,162
Lower Alabama Gas District (No. 2 Proj.) Series 2020, 4% 12/1/21	100,000	104,239
Mobile County Board of School Commissioners:
Series 2016 A:
5% 3/1/22	15,000	16,038
5% 3/1/23	20,000	22,147
5% 3/1/24	25,000	28,671
5% 3/1/25	25,000	29,600
Series 2016 B:
5% 3/1/22	80,000	85,538
5% 3/1/23	405,000	448,485
5% 3/1/24	45,000	51,607
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1%, tender 6/26/25 (a)	600,000	601,158
Montgomery Med. Clinic Facilities Series 2015:
5% 3/1/21	10,000	10,171
5% 3/1/22	70,000	73,597
Southeast Alabama Gas Supply District Bonds Series 2018 A, 4%, tender 4/1/24 (a)	4,000,000	4,419,200

TOTAL ALABAMA		25,874,297

Alaska - 0.3%
Alaska Hsg. Fin. Corp. Mtg. Rev. Series 2020 A:
0.3% 12/1/21 (b)	665,000	664,415
0.35% 6/1/22 (b)	660,000	659,221
0.4% 12/1/22 (b)	750,000	748,680
Alaska Int'l. Arpts. Revs. Series 2016 C, 5% 10/1/22 (c)	1,105,000	1,193,522
Alaska Muni. Bond Bank Series 1, 5% 12/1/21	1,000,000	1,055,870
Anchorage Gen. Oblig.:
Series B, 5% 9/1/22	30,000	32,863
Series C, 5% 9/1/22	20,000	21,908
Valdez Marine Term. Rev. (BP Pipelines (Alaska), Inc. Proj.):
Series 2003 B, 5% 1/1/21	4,645,000	4,717,683
Series 2003 C, 5% 1/1/21	920,000	934,396

TOTAL ALASKA		10,028,558

Arizona - 2.4%
Arizona Ctfs. of Prtn. Series 2019 A, 5% 10/1/24	195,000	232,222
Arizona Health Facilities Auth. Hosp. Sys. Rev. Series 2012 A, 5% 2/1/21	500,000	509,500
Arizona Health Facilities Auth. Rev.:
(Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/21	25,000	26,349
5% 12/1/22	15,000	16,443
5% 12/1/23	20,000	22,748
5% 12/1/24	35,000	41,040
Bonds Series 2013 A3, SIFMA Municipal Swap Index + 1.850% 1.94%, tender 2/1/23 (a)(d)	2,000,000	2,034,860
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2020 A:
5% 2/1/24	600,000	691,350
5% 2/1/26	750,000	921,585
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2005, 2.4%, tender 8/14/23 (a)	5,100,000	5,364,588
Series 2007, 2.7%, tender 8/14/23(a)(c)	6,500,000	6,845,215
Series 2019, 5%, tender 6/3/24 (a)(c)	3,470,000	4,008,128
Coconino County Poll. Cont. Corp. Rev. Bonds:
Series 2017 A, 1.875%, tender 3/31/23 (a)(c)	415,000	418,801
Series 2017 B, 1.65%, tender 3/31/23 (a)	895,000	903,422
Glendale Gen. Oblig.:
Series 2015, 5% 7/1/22 (FSA Insured)	20,000	21,765
Series 2017, 5% 7/1/22	75,000	80,684
Glendale Trans. Excise Tax Rev. Series 2015:
5% 7/1/21 (FSA Insured)	15,000	15,597
5% 7/1/22 (FSA Insured)	25,000	27,206
5% 7/1/23 (FSA Insured)	30,000	34,018
Maricopa County Rev.:
Bonds:
Series 2019 B, SIFMA Municipal Swap Index + 0.380% 0.47%, tender 10/18/22 (a)(d)	4,185,000	4,163,531
Series B, 5%, tender 10/18/22 (a)	2,980,000	3,259,703
Series 2016 A, 5% 1/1/25	105,000	124,124
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2013, 5% 7/1/21 (c)	2,750,000	2,841,885
Series 2017 A, 5% 7/1/22 (c)	715,000	769,590
Series 2018, 5% 7/1/23 (c)	1,100,000	1,227,105
Series 2019 B, 5% 7/1/23 (c)	1,000,000	1,113,470
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 0.48%, tender 12/1/35 (a)(c)	23,380,000	23,377,655
Pima County Ctfs. of Prtn. Series 2014:
5% 12/1/21	50,000	52,923
5% 12/1/22	55,000	60,746
5% 12/1/23	75,000	86,220
Pima County Swr. Sys. Rev. Series 2020 A, 5% 7/1/23	260,000	294,980
Scottsdale Indl. Dev. Auth. Hosp. Rev. Series 2006 F, 0.45%, tender 9/1/45 (FSA Insured) (a)	14,725,000	14,725,000
Western Maricopa Ed. Ctr. District Series 2019 B, 4% 7/1/21	1,365,000	1,408,021
Yavapai County Indl. Dev. Auth. Series 2019:
5% 8/1/21	225,000	233,902
5% 8/1/22	425,000	460,020
5% 8/1/23	355,000	398,938

TOTAL ARIZONA		76,813,334

Arkansas - 0.6%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev.:
(NLR Rad Family Homes Proj.) Series 2020, 1.2%, tender 9/1/22 (a)	5,000,000	5,062,250
Bonds:
(Hsg. Alliance 2 Proj.) Series 2018 B, 2.1%, tender 12/1/20 (a)	2,900,000	2,912,457
Series 2018 A, 2.1%, tender 12/1/20 (a)	8,000,000	8,034,365
Batesville Pub. Facilities Board Series 2020:
5% 6/1/22	590,000	620,131
5% 6/1/23	790,000	846,967
Little Rock School District Series 2017, 3% 2/1/21	1,120,000	1,132,966

TOTAL ARKANSAS		18,609,136

California - 2.3%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2017 G, 2%, tender 4/1/24 (a)	1,120,000	1,163,019
Series A, 2.95%, tender 4/1/26 (a)	115,000	127,686
Series B, 2.85%, tender 4/1/25 (a)	95,000	103,238
Burbank Glendale Pasadena Arpt. Auth. Rev. Series B, 5% 7/1/23 (c)	1,290,000	1,421,877
California Gen. Oblig.:
Bonds:
Series 2012 A, SIFMA Municipal Swap Index + 0.250% 0.34%, tender 9/3/20 (a)(d)	5,995,000	5,993,965
Series 2013, SIFMA Municipal Swap Index + 0.380% 0.47%, tender 12/1/22 (a)(d)	3,270,000	3,268,692
Series 2017, 5% 8/1/26	1,155,000	1,458,777
Series 2020, 5% 3/1/22	3,180,000	3,408,578
5.25% 9/1/22	35,000	38,551
California Health Facilities Fing. Auth. Rev.:
Bonds (Stanford Hosp. & Clinics Proj.) Series 2008 B2, 0.3%, tender 3/2/21 (a)	4,050,000	4,050,000
Series 2014 A:
5% 10/1/20	480,000	481,759
5% 10/1/21	325,000	340,922
California Infrastructure and Econ. Dev. Bank Rev. Bonds:
Series 2012 B, 1 month U.S. LIBOR + 0.200% 0.309%, tender 9/1/20 (a)(d)	5,000,000	4,994,196
Series 2018 A, 1 month U.S. LIBOR + 0.380% 0.502%, tender 9/3/20 (a)(d)	400,000	398,481
Series 2018 C, 1 month U.S. LIBOR + 0.380% 0.502%, tender 9/3/20 (a)(d)	1,555,000	1,549,094
Series 2018 D, 1 month U.S. LIBOR + 0.380% 0.5%, tender 9/2/20 (a)(d)	5,500,000	5,479,112
California Muni. Fin. Auth. Solid Waste Rev. Bonds (Republic Svcs., Inc. Proj.) 0.375%, tender 10/1/20 (a)	4,100,000	4,100,264
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 0.5%, tender 11/2/20 (a)(c)(e)	3,000,000	2,999,749
California Statewide Cmntys. Dev. Auth. Rev. Series 2007:
0.05%, tender 7/1/40 (FSA Insured) (a)	4,275,000	4,275,000
0.05%, tender 7/1/41 (FSA Insured) (a)	4,475,000	4,475,000
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2017 A1:
5% 6/1/21	25,000	25,855
5% 6/1/22	40,000	43,098
5% 6/1/23	45,000	50,334
5% 6/1/24	25,000	28,969
Series A, 0% 6/1/24 (AMBAC Insured)	75,000	72,689
Long Beach Hbr. Rev. Series 2020 C, 4% 7/15/21	2,500,000	2,578,027
Los Angeles Dept. Arpt. Rev.:
Series 2017 B, 5% 5/15/23 (c)	800,000	892,288
Series F, 5% 5/15/22 (c)	1,400,000	1,501,458
Oakland Unified School District Alameda County Series 2013, 5.5% 8/1/23	20,000	22,337
Palomar Pomerado Health Care Dis:
Series 2006 A, 0.85%, tender 11/1/36 (FSA Insured) (a)	5,125,000	5,125,000
Series 2006 B, 0.83%, tender 11/1/36 (FSA Insured) (a)	4,925,000	4,925,000
Series 2006 C, 0.83%, tender 11/1/36 (FSA Insured) (a)	2,400,000	2,400,000
Port of Oakland Rev. Series 2012 P, 5% 5/1/21 (c)	55,000	56,660
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2020 C, 5% 7/1/22 (c)	1,475,000	1,585,374
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Series 2020 A:
5% 8/1/21	250,000	261,092
5% 8/1/22	250,000	273,315
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2019 H, 5% 5/1/23 (c)	2,000,000	2,230,320
San Jose Int. Arpt. Rev. Series 2017 A, 5% 3/1/21 (c)	2,550,000	2,599,178
San Pablo Redev. Agcy. Series 2014 A, 5% 6/15/24 (FSA Insured)	30,000	34,875

TOTAL CALIFORNIA		74,833,829

Colorado - 1.2%
Colorado Ctfs. of Prtn. Series 2020 A, 5% 12/15/21	2,000,000	2,121,900
Colorado Health Facilities Auth.:
Bonds:
(Valley View Hosp. Assoc. Proj.) Series 2018, 2.8%, tender 5/15/23 (a)	495,000	517,359
Series 2019 B:
5%, tender 8/1/25 (a)	300,000	345,942
5%, tender 8/1/26 (a)	240,000	282,847
5%, tender 11/19/26 (a)	1,490,000	1,870,323
Series 2019 A:
5% 11/1/20	2,000,000	2,014,912
5% 1/1/21	320,000	324,867
Series 2019, 4% 1/1/21	650,000	652,428
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) Series 1991 A, 0% 7/15/22 (Escrowed to Maturity)	620,000	615,728
Colorado Health Facilities Auth. Rev. Bonds Series 2008 D3, 5%, tender 11/12/21 (a)	115,000	120,588
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	200,000	225,136
Series 2019 H, 4.25% 11/1/49	110,000	124,047
Colorado Reg'l. Trans. District Ctfs. of Prtn.:
Series 2013 A, 5% 6/1/23	250,000	279,955
Series 2014 A, 5% 6/1/23	85,000	95,185
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2017C-2, 5%, tender 3/1/22 (a)	1,120,000	1,166,166
Denver City & County Arpt. Rev.:
(Sub Lien Proj.) Series 2013 A, 5% 11/15/21 (c)	900,000	948,951
Series 2007, 0.51%, tender 11/15/25 (a)	1,300,000	1,300,000
Series 2011 A:
5% 11/15/20 (c)	300,000	302,761
5.25% 11/15/22 (c)	1,750,000	1,847,528
Series 2012 A:
5% 11/15/22 (c)	520,000	567,601
5% 11/15/23 (c)	250,000	272,655
Series 2013 A, 5% 11/15/22 (c)	500,000	545,195
Series 2017 A:
5% 11/15/21 (c)	565,000	595,730
5% 11/15/22 (c)	3,455,000	3,771,271
Series 2018 A:
5% 12/1/20 (c)	8,375,000	8,468,985
5% 12/1/21 (c)	1,000,000	1,056,390
5% 12/1/23 (c)	250,000	282,885
Denver Health & Hosp. Auth. Healthcare Rev. Series 2017 A, 5% 12/1/20 (e)	325,000	327,885
E-470 Pub. Hwy. Auth. Rev.:
Bonds Series 2019 A, 1 month U.S. LIBOR + 0.420% 0.524%, tender 9/3/20 (a)(d)	2,250,000	2,236,990
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	805,000	805,000
Series 2015 A:
2.35% 9/1/20	100,000	100,000
5% 9/1/20	275,000	275,000
Series 2020 A:
5% 9/1/23	275,000	312,351
5% 9/1/24	450,000	529,758
5% 9/1/25	300,000	364,179
Series B:
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,000,000
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	525,000	522,444
Vauxmont Metropolitan District Series 2019:
5% 12/15/22	100,000	109,397
5% 12/15/23	120,000	136,012

TOTAL COLORADO		37,436,351

Connecticut - 1.9%
City of New Haven Series A, 5% 8/1/22	1,000,000	1,063,040
Connecticut Gen. Oblig.:
Series 2011 B, 5% 5/15/21	830,000	857,662
Series 2011 D, 5% 11/1/22	185,000	195,112
Series 2012 C, 5% 6/1/21	510,000	528,071
Series 2014 A:
4% 3/1/21	500,000	509,311
4% 3/1/22	450,000	475,133
Series 2014 H, 5% 11/15/21	680,000	718,767
Series 2015 A, 5% 3/15/22	1,035,000	1,110,162
Series 2015 C, SIFMA Municipal Swap Index + 0.900% 0.99% 6/15/21 (a)(d)	2,500,000	2,504,406
Series 2015 F, 5% 11/15/20	275,000	277,651
Series 2016 A, 5% 3/15/26	45,000	55,341
Series 2016 B:
5% 5/15/21	1,875,000	1,937,490
5% 5/15/22	350,000	378,168
Series 2016 E, 5% 10/15/20	1,080,000	1,086,133
Series 2016 G:
3% 11/1/20	335,000	336,513
5% 11/1/20	275,000	277,143
5% 11/1/21	1,200,000	1,266,204
Series 2017 B, 3% 4/15/22	425,000	443,806
Series 2018 B, 5% 4/15/22	810,000	872,006
Series 2018 E, 5% 9/15/20	415,000	415,712
Series 2018 F:
5% 9/15/20	750,000	751,288
5% 9/15/21	665,000	697,665
5% 9/15/22	225,000	246,643
Series 2019 A, 5% 4/15/23	1,000,000	1,121,920
Series A:
5% 10/15/21	250,000	263,265
5% 3/15/23	480,000	536,702
Series B:
4% 6/15/21	250,000	257,357
4% 6/15/22	250,000	266,650
Series C:
4% 6/1/24	1,050,000	1,187,225
5% 6/15/21	1,000,000	1,037,277
Series H, 5% 11/15/22	390,000	430,225
Connecticut Health & Edl. Facilities Auth. Rev.:
(Connecticut St Univ. Sys. Proj.) Series 2013 N, 5% 11/1/20	2,035,000	2,050,002
Bonds:
Series 2014 A, 1.1%, tender 2/7/23 (a)	5,000,000	5,104,650
Series 2014 B, 1.8%, tender 7/1/24 (a)	345,000	358,700
Series 2015 A, 2.05%, tender 7/12/21 (a)	5,000,000	5,079,540
Series 2017 B, 0.55%, tender 7/3/23 (a)	10,000,000	10,039,300
Series A, 5% 7/1/21 (Escrowed to Maturity)	800,000	830,958
Series N:
5% 7/1/21	610,000	631,419
5% 7/1/22	400,000	418,432
5% 7/1/23	415,000	443,535
Connecticut Higher Ed. Supplemental Ln. Auth. Rev.:
(Chesla Ln. Prog.) Series 2017 A, 5% 11/15/22 (c)	300,000	322,398
(Chesla Loan Prog.) Series B:
5% 11/15/22 (c)	115,000	123,586
5% 11/15/23 (c)	425,000	468,945
Series 2017 B:
5% 11/15/21 (c)	655,000	682,831
5% 11/15/23 (c)	125,000	137,925
Connecticut Hsg. Fin. Auth.:
(Ct Gen. Hsg. 9/27/72 Proj.) Series 2012 A, 2.4% 11/15/20	270,000	271,115
Bonds:
Series 2017 E-3, 1.5%, tender 10/1/20 (a)	505,000	505,442
Series 2019 E, 1.625%, tender 11/15/22 (a)	3,000,000	3,006,150
Series 2013 B2, 4% 11/15/32	45,000	46,140
Series 2016 F, 1.6% 11/15/20 (c)	565,000	566,129
Series C:
5% 5/15/23 (c)	205,000	229,118
5% 11/15/23 (c)	710,000	806,510
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2012 A, 5% 1/1/23	480,000	531,845
Series 2012 B, 5% 1/1/21	325,000	330,096
Series 2016 A, 5% 9/1/21	700,000	733,096
Series A:
4% 5/1/21	250,000	256,214
5% 1/1/22	290,000	308,285
5% 5/1/22	680,000	733,475
Series B, 5% 10/1/21	1,070,000	1,124,805
Hartford Gen. Oblig. Series 2012 A, 5% 4/1/21 (FSA Insured)	2,000,000	2,049,135
New Britain Gen. Oblig. Series 2017 A, 5% 3/1/21 (Escrowed to Maturity)	90,000	92,141
New Haven Gen. Oblig.:
Series 2016 A, 5% 8/15/25 (FSA Insured)	20,000	23,581
Series B, 5% 2/1/22	350,000	367,777
Univ. of Connecticut Gen. Oblig.:
Series 2016 A, 5% 3/15/22	190,000	203,310
Series 2019 A, 5% 11/1/25	225,000	274,304

TOTAL CONNECTICUT		61,254,937

Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr. & Lt. Co. Proj.) Series A, 1.05%, tender 7/1/25 (a)	565,000	569,746
Delaware, New Jersey - 0.0%
Delaware River & Bay Auth. Rev. Series 2014 C, 5% 1/1/21	45,000	45,704
District Of Columbia - 0.8%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. Bonds:
(Liberty Place Apts. Proj.) Series 2018, 2.13%, tender 12/1/20 (a)	5,000,000	5,021,836
(Park Southern Apts. Proj.) Series 2020, 0.7%, tender 6/1/23 (a)	9,000,000	9,013,770
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2011 C:
5% 10/1/21 (c)	250,000	262,330
5% 10/1/22 (c)	430,000	450,004
5% 10/1/23 (c)	140,000	146,497
5% 10/1/24 (c)	115,000	120,274
Series 2012 A:
5% 10/1/22 (c)	140,000	152,489
5% 10/1/23 (c)	500,000	543,625
Series 2013 A, 5% 10/1/20 (c)	2,415,000	2,423,910
Series 2013 C, 3% 10/1/20	300,000	300,661
Series 2014 A:
5% 10/1/20 (c)	540,000	541,992
5% 10/1/21 (c)	400,000	419,728
5% 10/1/23 (c)	10,000	11,300
Series 2017 A, 5% 10/1/26 (c)	145,000	178,637
Series 2019 A:
5% 10/1/20 (c)	800,000	802,952
5% 10/1/21 (c)	130,000	136,412
5% 10/1/22 (c)	290,000	315,871
5% 10/1/23 (c)	50,000	56,498
5% 10/1/25 (c)	155,000	186,628
Series 2020 A:
5% 10/1/21 (c)	1,200,000	1,259,184
5% 10/1/22 (c)	1,750,000	1,906,118
5% 10/1/23 (c)	925,000	1,045,204
5% 10/1/24 (c)	530,000	619,628
5% 10/1/25 (c)	530,000	638,147

TOTAL DISTRICT OF COLUMBIA		26,553,695

Florida - 2.9%
Alachua County Health Facilities Auth. Health Facilities Rev. Series 2019 B1, 5% 12/1/20	550,000	555,630
Brevard County School Board Ctfs. of Prtn.:
Series 2014, 5% 7/1/21	20,000	20,791
Series 2015 C:
5% 7/1/21	15,000	15,593
5% 7/1/22	80,000	86,951
5% 7/1/23	65,000	73,213
Broward County Arpt. Sys. Rev.:
Series 2012 P1:
5% 10/1/20 (c)	2,000,000	2,007,247
5% 10/1/25 (c)	1,000,000	1,084,210
Series 2012 P2, 5% 10/1/22	230,000	250,718
Series 2012 Q, 5% 10/1/21 (c)	320,000	335,498
Series 2013 A, 5% 10/1/20 (c)	300,000	301,087
Series 2015 A, 5% 10/1/20 (c)	1,750,000	1,756,341
Series 2015 C:
5% 10/1/20 (c)	1,000,000	1,003,623
5% 10/1/24 (c)	110,000	128,024
Series 2017, 5% 10/1/20 (c)	1,030,000	1,033,732
Series 2019 A, 5% 10/1/21 (c)	2,185,000	2,290,820
Series 2019 B:
5% 10/1/20 (c)	925,000	928,352
5% 10/1/21 (c)	1,665,000	1,745,636
5% 10/1/23 (c)	700,000	788,445
Series 2019, 5% 10/1/20 (c)	2,770,000	2,780,037
Series A:
5% 10/1/22 (c)	65,000	70,643
5% 10/1/23 (c)	90,000	101,372
Broward County Fin. Auth. Multi-family Hsg. Rev. Bonds Series 2019 B, 1.2%, tender 8/1/21 (a)	4,000,000	4,033,195
Broward County Port Facilities Rev.:
Series 2011 B:
4.625% 9/1/27 (Pre-Refunded to 9/1/21 @ 100) (c)	475,000	494,760
5% 9/1/20 (c)	165,000	165,000
5% 9/1/20 (Escrowed to Maturity) (c)	335,000	335,000
5% 9/1/21 (c)	215,000	223,710
5% 9/1/21 (Escrowed to Maturity) (c)	240,000	250,878
Series 2019 D, 5% 9/1/22 (c)	850,000	918,655
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2017 C, 5% 7/1/22	70,000	76,082
Series 2015 A:
5% 7/1/21	100,000	103,955
5% 7/1/22	345,000	374,977
5% 7/1/23	60,000	67,130
5% 7/1/24	30,000	34,769
Series 2015 B:
5% 7/1/22	100,000	108,689
5% 7/1/23	60,000	67,130
5% 7/1/24	25,000	28,974
Central Florida Expressway Auth. Sr. Lien Rev.:
Series 2019 A, 5% 7/1/21	625,000	648,491
Series 2019 B, 5% 7/1/21	1,000,000	1,037,586
Citizens Property Ins. Corp. Series 2012 A1:
5% 6/1/21	2,715,000	2,807,446
5% 6/1/22	415,000	447,897
Escambia County Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 2003, 2.6% 6/1/23	700,000	740,138
Escambia County Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2009 1, 1.8%, tender 11/19/20 (a)	400,000	401,083
Florida Dev. Fin. Corp. Edl. Facilities (Nova Southeastern Univ. Proj.) Series 2020 A:
5% 4/1/23	350,000	384,626
5% 4/1/24	360,000	408,726
5% 4/1/25	200,000	233,478
Florida Higher Edl. Facilities Fing. Auth. Series 2019:
5% 10/1/20	225,000	225,435
5% 10/1/21	450,000	461,669
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. Series 2019 A, 2% 8/1/21	2,500,000	2,540,372
Florida Hsg. Fin. Corp. Rev. Series 2017:
1.95% 1/1/21	390,000	391,851
2% 7/1/21	340,000	344,050
2.05% 1/1/22	265,000	270,213
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/21	20,000	20,523
5% 10/1/22	45,000	48,518
5% 10/1/23	55,000	61,273
5% 10/1/24	45,000	51,691
5% 10/1/25	40,000	47,180
5% 10/1/26	45,000	52,721
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2011 B, 4% 10/1/22 (c)	500,000	517,670
Series 2015 A, 4% 10/1/22 (c)	430,000	459,674
Series 2016, 5% 10/1/20 (c)	100,000	100,354
Series 2017 A:
5% 10/1/25 (c)	20,000	24,015
5% 10/1/26 (c)	45,000	55,260
Series 2019 A:
5% 10/1/20 (c)	1,380,000	1,384,886
5% 10/1/22 (c)	2,415,000	2,631,481
5% 10/1/23 (c)	700,000	791,196
Halifax Hosp. Med. Ctr. Rev. Series 2015, 5% 6/1/23	30,000	33,247
Hillsborough County Aviation Auth. Rev. Series A:
5% 10/1/21 (c)	990,000	1,036,837
5% 10/1/25 (c)	520,000	584,012
Hillsborough County School District Sales Tax Rev. Series 2015 B, 5% 10/1/22 (FSA Insured)	45,000	49,319
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/22	45,000	48,823
5% 7/1/23	175,000	195,640
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2013 B, 5% 10/1/21	820,000	859,713
Series 2013 C, 5% 10/1/22 (Escrowed to Maturity)	430,000	472,170
Series 2013 D, 5% 10/1/20	670,000	672,428
Series 2014 A:
5% 10/1/20	770,000	772,790
5% 10/1/21	1,380,000	1,446,833
JEA Saint Johns River Pwr. Park Sys. Rev. Series 6, 5% 10/1/20	250,000	250,906
Lee County Solid Waste Sys. Rev. Series 2016, 5% 10/1/20 (c)	1,425,000	1,429,822
Manatee County Rev. Series 2013, 5% 10/1/22	20,000	21,955
Manatee County School District Series 2017, 5% 10/1/24 (FSA Insured)	30,000	34,942
Miami Dade County Hsg. Multifamily Hsg. Rev. Bonds Series 2020, 1.4%, tender 4/1/22 (a)	4,000,000	4,034,120
Miami-Dade County Aviation Rev.:
Series 2012 A:
5% 10/1/20 (c)	4,150,000	4,165,037
5% 10/1/21 (c)	335,000	351,224
5% 10/1/22 (c)	250,000	270,728
5% 10/1/24 (c)	200,000	215,720
Series 2014:
5% 10/1/20 (c)	1,160,000	1,164,203
5% 10/1/22 (c)	235,000	254,484
Series 2015 A, 5% 10/1/21 (c)	255,000	267,350
Series 2017 B:
2.75% 10/1/20 (c)	1,150,000	1,152,088
5% 10/1/20 (c)	2,800,000	2,810,145
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.) Series 2013 A:
5% 7/1/21	345,000	356,235
5% 7/1/22	45,000	48,197
5% 7/1/23	45,000	48,711
Series 2014 A, 5% 7/1/21	250,000	258,141
Series 2014 B:
5% 7/1/22	35,000	37,486
5% 7/1/23	70,000	77,589
Miami-Dade County Health Facilities Auth. Hosp. Rev. Series 2010, 5.25% 8/1/21	45,000	45,166
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt. of Florida Proj.) Series 2018, 2.85%, tender 8/2/21 (a)(c)	3,960,000	4,040,583
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2014 D:
5% 11/1/20	215,000	216,682
5% 11/1/21	135,000	142,480
5% 11/1/22	65,000	71,454
5% 11/1/23	165,000	188,732
Series 2015 A:
5% 5/1/21	415,000	428,123
5% 5/1/22	605,000	652,789
5% 5/1/23	1,040,000	1,166,537
Series 2015 D, 5% 2/1/22	410,000	437,527
North Broward Hosp. District Rev. Series 2017 B, 5% 1/1/21	380,000	385,087
Orange County Health Facilities Auth. Series B:
5% 10/1/20	1,660,000	1,665,946
5% 10/1/21	1,330,000	1,393,667
5% 10/1/22	1,295,000	1,413,350
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/22	305,000	331,617
Palm Beach County Health Facilities Auth. Hosp. Rev.:
Series 2014:
5% 12/1/20 (Escrowed to Maturity)	30,000	30,356
5% 12/1/21 (Escrowed to Maturity)	35,000	37,046
5% 12/1/23 (Escrowed to Maturity)	5,000	5,752
5% 12/1/24 (Escrowed to Maturity)	10,000	11,945
Series 2019, 5% 8/15/21	425,000	442,946
Palm Beach County School Board Ctfs. of Prtn.:
(Palm Beach County School District Proj.):
Series 2018 A, 5% 8/1/21	2,000,000	2,087,039
Series 2018 B, 5% 8/1/21	1,100,000	1,147,872
Series 2014 B:
4% 8/1/21	90,000	93,096
5% 8/1/21	115,000	120,005
5% 8/1/22	20,000	21,817
Pasco County School Board Ctfs. of Prtn. Bonds Series 2020 B, 0.84%, tender 8/2/23 (a)	5,000,000	5,000,050
Pasco County School District Sales Tax Rev. Series 2013:
5% 10/1/20	20,000	20,068
5% 10/1/21	120,000	125,478
5% 10/1/22	20,000	21,762
Pinellas County Hsg. Fin. Auth. Bonds (Lutheran Apts. Proj.) Series 2019 B, 1.25%, tender 8/1/21 (a)	1,625,000	1,636,692
Seminole County School Board Ctfs. of Prtn. Series 2016 C:
5% 7/1/25	20,000	24,280
5% 7/1/26	25,000	31,257
Tallahassee Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/21	65,000	67,995
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2005, 5.5% 10/1/22 (FGIC Insured)	30,000	33,283
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 B:
5% 7/1/23	90,000	100,427
5% 7/1/24	75,000	86,615
5% 7/1/25	100,000	118,817
5% 7/1/26	175,000	212,641
5% 7/1/27	150,000	185,978
Tampa Solid Waste Sys. Rev. Series 2013, 5% 10/1/20 (Escrowed to Maturity) (c)	585,000	587,168
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.):
Series 2012 A, 5% 9/1/20	40,000	40,000
Series 2016 A, 5% 9/1/20	150,000	150,000
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
4% 10/15/21	390,000	404,188
4% 10/15/22	300,000	320,421
5% 10/15/23	590,000	666,429
5% 10/15/24	1,000,000	1,168,780
5% 10/15/25	1,000,000	1,204,160
5% 10/15/26	750,000	924,885
5% 10/15/27	165,000	207,996

TOTAL FLORIDA		95,568,249

Georgia - 3.0%
Atlanta Arpt. Rev.:
Series 2014 B, 5% 1/1/22	20,000	21,244
Series 2019 B, 5% 7/1/22 (c)	445,000	482,037
Atlanta Urban Residential Fin. Auth. Bonds:
(Bethel Towers Apt. Proj.) Series 2018, 2.07%, tender 11/1/20 (a)	10,000,000	10,008,473
(Creekside at Adamsville Place Proj.) Series 2019, 1.95%, tender 5/1/21 (a)	7,000,000	7,069,042
(Herndon Square Sr. Apts. Proj.) Series 2019, 1.36%, tender 12/1/21 (a)	3,195,000	3,240,209
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev. Bonds (Parkside Proj.) Series 2019 B, 1.38%, tender 1/1/22 (a)	4,685,000	4,735,598
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.):
Series 2009 1st, 2.75%, tender 3/15/23 (a)	1,500,000	1,569,840
Series 2013, 1.55%, tender 8/19/22 (a)	2,370,000	2,389,695
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/22	1,000,000	1,084,580
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994, 2.25%, tender 5/25/23 (a)	1,700,000	1,762,441
Series 1995 5, 2.05%, tender 11/19/21 (a)	375,000	381,566
Series 2008, 1.65%, tender 6/18/21 (a)	940,000	947,808
Series 2012 1st, 1.55%, tender 8/22/22 (a)	2,000,000	2,016,620
Series 2013 1st, 2.925%, tender 3/12/24 (a)	990,000	1,055,182
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2017 E, 3.25%, tender 2/3/25 (a)	100,000	108,000
Series 1996, 2.35%, tender 12/11/20 (a)	1,485,000	1,492,204
Cobb County Kennestone Hosp. Auth. Rev.:
(Wellstar Health Sys., Inc. Proj.) Series 2017 A, 5% 4/1/21	100,000	102,629
(WellStar Health Sys., Inc. Proj.):
Series 2020 A:
5% 4/1/22	150,000	160,688
5% 4/1/23	150,000	167,078
Series 2020 B, 5% 4/1/22 (b)	1,120,000	1,178,419
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. Bonds Series 2019 A, 2%, tender 2/1/21 (a)	9,000,000	9,057,227
Fayette County Hosp. Auth. Rev. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/24 (a)	750,000	857,738
Fulton County Dev. Auth. Hosp. R (Wellstar Health Sys., Inc. Proj.) Series 2017 A, 5% 4/1/21	85,000	87,234
Fulton County Dev. Auth. Rev. Series 2019 C:
5% 7/1/21	1,000,000	1,038,526
5% 7/1/22	1,000,000	1,084,580
5% 7/1/23	1,300,000	1,465,438
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Combined Cycle Proj.) Series 2012 A, 5% 11/1/20	300,000	302,232
Series 2008 A, 5.25% 1/1/21	140,000	142,211
Series 2011 A, 5% 1/1/21	5,260,000	5,338,751
Series 2011 B, 5% 1/1/21	450,000	456,737
Series 2015 A, 5% 1/1/21	255,000	258,818
Series 2016 A:
4% 1/1/21	280,000	283,269
5% 1/1/22	350,000	371,053
Series 2019 A:
5% 1/1/21	600,000	608,983
5% 1/1/22	1,495,000	1,584,924
Series C, 5% 1/1/22	1,200,000	1,272,180
Series GG, 5% 1/1/21	255,000	258,818
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series 2014 U:
5% 10/1/22	20,000	21,893
5% 10/1/23	55,000	62,636
Series R, 5% 10/1/21	110,000	115,524
Griffin-Spalding County Hosp. (Wellstar Health Sys., Inc. Proj.) Series 2017 A, 3% 4/1/21	35,000	35,515
Lagrange-Troup County Hosp. Rev. (Wellstar Health Sys., Inc. Proj.) Series 2017 A, 5% 4/1/21	85,000	87,234
Main Street Natural Gas, Inc.:
Bonds:
Series 2018 A, 4%, tender 9/1/23 (a)	575,000	630,994
Series 2018 E, SIFMA Municipal Swap Index + 0.570% 0.66%, tender 12/1/23 (a)(d)	12,500,000	12,467,500
Seroes 2018 B, 1 month U.S. LIBOR + 0.750% 0.854%, tender 9/1/23 (a)(d)	11,500,000	11,479,990
Series 2019 A, 5% 5/15/22	1,000,000	1,065,100
Series 2019 C:
5% 9/1/20	440,000	440,000
5% 9/1/21	285,000	297,391
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) Series 1995, 2.25% 7/1/25	435,000	447,759
Bonds:
(Georgia Pwr. Co. Plant Scherer Proj.):
Series 2009 1, 2.05%, tender 11/19/21 (a)	705,000	717,345
Series 2009, 2.35%, tender 12/11/20 (a)	2,175,000	2,186,034
(Oglethorpe Pwr. Corp. Scherer Proj.) Series 2013 A, 1.5%, tender 2/3/25 (a)	1,500,000	1,507,185
Northwest Georgia Hsg. Auth. Multifamily Hsg. Bonds (Meadow Lane Apts. Proj.) Series 2017, 1.7%, tender 9/1/20 (a)	1,500,000	1,500,000
Private Colleges & Univs. Auth. Rev. (The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/21	75,000	76,732

TOTAL GEORGIA		97,580,904

Hawaii - 0.0%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queens Health Sys. Proj.) Series 2015 B, SIFMA Municipal Swap Index + 0.140% 0.54%, tender 7/1/39 (a)(d)	545,000	545,000
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/21 (c)	10,000	10,358
5% 8/1/21 (FSA Insured) (c)	300,000	311,167
5% 8/1/22 (c)	45,000	48,305
5% 8/1/23 (c)	30,000	33,254

TOTAL HAWAII		948,084

Idaho - 0.2%
Idaho Health Facilities Auth. Hosp. Rev. Bonds Series 2013 ID, 0.23%, tender 11/2/20 (a)	6,000,000	5,999,500
Idaho Health Facilities Auth. Rev. Series 2015 D, 5% 12/1/20	500,000	505,573
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
(Idaho St Garvee Proj.) Series 2017 A, 5% 7/15/21	230,000	238,905
Series 2019 A, 4% 1/1/50	55,000	61,451

TOTAL IDAHO		6,805,429

Illinois - 4.7%
Champaign County Cmnty. Unit Series 2017, 5% 1/1/21	355,000	360,543
Chicago Board of Ed.:
Series 1999, 0% 12/1/22 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	560,000	542,472
Series 2019 A, 5% 12/1/23	1,000,000	1,086,150
Chicago Gen. Oblig.:
Series 2015 C, 5% 1/1/21 (Escrowed to Maturity)	435,000	441,807
Series 2020 A:
3% 1/1/21	500,000	500,551
5% 1/1/21	400,000	403,051
5% 1/1/25	1,500,000	1,657,440
Chicago Midway Arpt. Rev.:
Series 2013 B:
5% 1/1/22	110,000	116,010
5% 1/1/23	130,000	142,255
Series 2014 A:
5% 1/1/22 (c)	2,865,000	3,013,694
5% 1/1/24 (c)	1,000,000	1,127,040
Series 2014 B:
5% 1/1/21	10,000	10,136
5% 1/1/23	225,000	246,211
Series 2016 A, 5% 1/1/24 (c)	1,000,000	1,127,040
5% 1/1/21	250,000	253,406
Chicago Motor Fuel Tax Rev. Series 2013:
5% 1/1/21	10,000	10,031
5% 1/1/22	5,000	5,062
5% 1/1/23	10,000	10,458
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 A:
5% 1/1/21	30,000	30,427
5% 1/1/23 (c)	1,000,000	1,056,230
5% 1/1/25 (c)	500,000	528,050
Series 2012 B:
5% 1/1/21 (c)	100,000	101,298
5% 1/1/22 (c)	1,000,000	1,052,040
5% 1/1/22 (c)	1,875,000	1,972,575
Series 2013 A:
5% 1/1/21 (c)	1,800,000	1,823,369
5% 1/1/22 (c)	1,400,000	1,472,856
5% 1/1/23 (c)	1,440,000	1,575,749
Series 2013 B:
5% 1/1/21	725,000	735,316
5% 1/1/22	135,000	142,618
Series 2013 C, 5% 1/1/22 (c)	700,000	736,428
Series 2013 D, 5% 1/1/22	70,000	73,950
Series 2015 B, 5% 1/1/21	1,190,000	1,206,933
Series 2017 D, 5% 1/1/27 (c)	35,000	42,671
Series 2018 A, 5% 1/1/21 (c)	250,000	253,246
Chicago Park District Gen. Oblig.:
Series 2015 B, 5% 1/1/21	770,000	779,246
Series 2018 E, 5% 11/15/20	290,000	292,141
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/21	635,000	653,707
5% 6/1/25	25,000	29,468
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/23	25,000	26,174
Cook County Cmnty. Consolidated School District No. 59 Series 2020, 4% 3/1/22	480,000	506,808
Cook County Gen. Oblig.:
Series 2010 A, 5.25% 11/15/22	545,000	549,638
Series 2011 A, 5.25% 11/15/22	20,000	20,969
Series 2012 C:
5% 11/15/20	155,000	156,346
5% 11/15/21	120,000	126,154
5% 11/15/22	590,000	638,870
Series 2014 A:
5% 11/15/20	20,000	20,174
5% 11/15/21	35,000	36,795
5% 11/15/22	275,000	297,778
Series 2016 A, 5% 11/15/21	2,250,000	2,365,380
Series 2018, 5% 11/15/20	615,000	620,342
DeKalb County Cmnty. Unit Scd Series 2001, 0% 1/1/21 (AMBAC Insured)	1,175,000	1,172,094
Illinois Fin. Auth.:
Series 2013 A:
5% 6/1/23	345,000	385,534
5% 6/1/23 (Escrowed to Maturity)	55,000	62,099
Series 2020 A:
5% 8/15/21	1,000,000	1,041,737
5% 8/15/22	750,000	812,288
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/26	35,000	40,086
Bonds:
(Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (a)	3,030,000	3,051,395
Series 2016 B, 1 month U.S. LIBOR + 1.350% 1.459%, tender 9/1/20 (a)(d)	1,090,000	1,090,276
Series 2017 B, 5%, tender 12/15/22 (a)	265,000	292,446
Series E, 2.25%, tender 4/29/22 (a)	770,000	791,060
Series 2011 IL:
4% 12/1/20	250,000	252,170
5% 12/1/22 (Pre-Refunded to 12/1/21 @ 100)	25,000	26,478
Series 2012 A:
5% 10/1/20	400,000	401,538
5% 5/15/22	250,000	267,235
5% 5/15/23	30,000	32,050
Series 2012:
5% 9/1/20	30,000	30,000
5% 9/1/21	45,000	47,123
5% 9/1/22	75,000	81,857
Series 2015 A:
5% 11/15/22	1,000,000	1,088,550
5% 11/15/22	10,000	10,966
5% 11/15/24	35,000	40,746
5% 11/15/25	45,000	53,874
5% 11/15/26	45,000	53,668
Series 2015 B, 5% 11/15/24	45,000	52,896
Series 2016 A:
5% 2/15/21	15,000	15,288
5% 8/15/21 (Escrowed to Maturity)	15,000	15,679
5% 2/15/23	20,000	22,017
5% 8/15/23 (Escrowed to Maturity)	35,000	39,744
5% 8/15/24 (Escrowed to Maturity)	50,000	58,968
Series 2016 C:
5% 2/15/21	215,000	219,270
5% 2/15/22	225,000	239,265
5% 2/15/23	700,000	772,765
5% 2/15/24	115,000	131,637
Series 2016:
5% 5/15/21	740,000	761,197
5% 12/1/21	5,000,000	5,263,250
5% 7/1/22	65,000	70,648
5% 5/15/25	10,000	11,813
5% 5/15/26	20,000	24,206
5% 5/15/27	25,000	30,075
Series 2017 A, 5% 7/15/21	500,000	519,716
Series 2017:
5% 1/1/23	35,000	38,858
5% 1/1/25	50,000	60,030
Series 2019:
5% 9/1/22	225,000	235,937
5% 4/1/26	1,000,000	1,222,680
Illinois Gen. Oblig.:
Series 2006, 5% 6/1/21	405,000	415,269
Series 2010:
5% 1/1/21 (FSA Insured)	35,000	35,104
5% 1/1/23 (FSA Insured)	250,000	254,200
Series 2012 A, 4% 1/1/23	30,000	30,759
Series 2012:
5% 8/1/21	55,000	56,704
5% 8/1/22	760,000	807,166
5% 8/1/22 (FSA Insured)	2,800,000	2,981,972
Series 2013:
5% 7/1/21	140,000	143,944
5% 7/1/22	375,000	397,624
Series 2014:
5% 2/1/21	865,000	877,430
5% 2/1/22	65,000	68,095
5% 4/1/23	50,000	53,623
5% 2/1/25	50,000	54,167
Series 2016:
5% 11/1/20	900,000	905,278
5% 1/1/21	3,325,000	3,363,697
5% 2/1/21	4,000,000	4,057,481
5% 11/1/21	1,505,000	1,564,267
5% 1/1/22	1,650,000	1,724,201
5% 1/1/26	300,000	336,594
5% 2/1/26	1,235,000	1,387,152
Series 2017 A, 5% 12/1/23	750,000	812,483
Series 2017 D:
5% 11/1/20	9,000,000	9,051,880
5% 11/1/21	2,180,000	2,260,704
5% 11/1/23	420,000	450,542
Series 2018 A:
5% 10/1/20	4,200,000	4,212,101
5% 5/1/21	1,650,000	1,687,197
5% 10/1/21	1,500,000	1,554,885
5% 10/1/26	1,340,000	1,517,282
5.25% 5/1/22	1,500,000	1,589,760
Series 2018 B, 5% 10/1/20	1,600,000	1,604,610
Series 2019 A, 5% 11/1/20	4,000,000	4,023,459
Series 2019 B, 5% 9/1/20	1,260,000	1,260,000
Series 2020 May, 5.125% 5/1/22	275,000	290,895
Series 2020, 4.875% 5/1/21	1,350,000	1,379,324
Illinois Health Facilities Auth. Rev. Series 2003, 1.6% 11/15/22	185,000	187,179
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Bonds Series 2020, 0.325%, tender 8/1/22 (a)	12,250,000	12,239,220
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/21	470,000	478,890
5% 2/1/22	640,000	681,184
5% 2/1/23	25,000	27,737
Illinois Reg'l. Trans. Auth.:
Series 2002 A, 6% 7/1/21	460,000	479,992
Series 2017 A, 5% 7/1/21	210,000	217,302
Illinois Sales Tax Rev. Series 2016 D, 5% 6/15/23	1,500,000	1,643,040
Illinois State Univ. Revs. Series 2018 A, 5% 4/1/23 (FSA Insured)	290,000	319,081
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2014 A:
5% 12/1/20	2,600,000	2,629,046
5% 12/1/21	840,000	887,149
5% 12/1/22	1,090,000	1,199,207
Kane County School District #129, Aurora West Side Series 2014 A, 2.75% 2/1/22	1,000,000	1,026,500
Kane County School District No. 131:
Series 2020 A:
3% 12/1/21 (FSA Insured)	355,000	365,796
4% 12/1/22 (FSA Insured)	235,000	250,517
5% 12/1/23 (FSA Insured)	290,000	326,059
Series 2020 B:
3% 12/1/21 (FSA Insured)	510,000	525,509
4% 12/1/22 (FSA Insured)	435,000	463,723
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2011, 5.5% 2/1/23	550,000	611,600
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	105,000	101,852
0% 1/15/25	110,000	105,291
0% 1/15/26	80,000	75,174
McHenry County Conservation District Gen. Oblig. Series 2014, 5% 2/1/23	50,000	55,551
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	105,000	98,961
Series 1994, 0% 6/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	470,000	462,777
Series 2012 B, 5% 12/15/22	1,655,000	1,765,802
Northern Illinois Univ. Revs. Series 2020 B, 5% 4/1/22 (Build America Mutual Assurance Insured)	250,000	265,395
Railsplitter Tobacco Settlement Auth. Rev.:
Series 2010, 5.25% 6/1/21	500,000	517,534
Series 2017:
5% 6/1/22	1,920,000	2,066,630
5% 6/1/23	1,900,000	2,123,231
Rockford Park District Series 2019 B, 3% 12/15/20	1,165,000	1,172,434
Skokie Pk District Series 2003, 0% 12/1/22	1,830,000	1,802,696
Univ. of Illinois Board of Trustees Ctfs. of Prtn.:
Series 2014 A, 5% 10/1/20	325,000	326,086
Series 2014 C, 5% 3/15/23	265,000	292,751
Univ. of Illinois Rev.:
Series 2005 A, 5.5% 4/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	719,262
Series 2011 A, 5% 4/1/21	250,000	256,157
Series 2011, 5% 4/1/22	350,000	358,558
Series 2018 A, 5% 4/1/22	1,000,000	1,066,320
Series 2019 A, 5% 4/1/22	485,000	517,165
Waukegan Gen. Oblig.:
Series 2018 A:
3% 12/30/20 (FSA Insured)	1,000,000	1,008,538
4% 12/30/21 (FSA Insured)	410,000	429,524
4% 12/30/22 (FSA Insured)	425,000	457,500
Series 2018 B, 4% 12/30/22 (FSA Insured)	400,000	431,268
Western Illinois Univ. Board Rev. Series 2020, 4% 4/1/22	1,200,000	1,258,824
Whiteside & Lee Counties Cmnty. Unit School District Series 2018 A, 4% 12/1/21	1,325,000	1,384,281
Will County Cmnty. Consolidated School District Series 2013, 2.3% 1/1/21	2,950,000	2,969,964
Will County Cmnty. Unit School District No. 200-U Series 2012, 4% 11/1/20	1,910,000	1,921,596

TOTAL ILLINOIS		151,688,014

Indiana - 1.3%
Indiana Bond Bank Series 2020 A, 3% 1/11/21	5,000,000	5,046,428
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 2.95%, tender 10/1/21 (a)(c)	500,000	512,525
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.65%, tender 9/1/20 (a)(c)	1,500,000	1,500,000
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (a)	710,000	746,586
Indiana Fin. Auth. Hosp. Rev.:
Bonds:
Series 2011 H, 1.65%, tender 7/1/22 (a)	3,300,000	3,341,448
Series 2011 L:
SIFMA Municipal Swap Index + 0.280% 0.37%, tender 9/3/20 (a)(d)	3,300,000	3,292,337
SIFMA Municipal Swap Index + 0.280% 0.37%, tender 9/3/20 (a)(d)	3,500,000	3,491,873
Series 2015 B, 1.65%, tender 7/2/22 (a)	1,190,000	1,204,946
Series 2013:
5% 8/15/22	15,000	16,307
5% 8/15/23	20,000	22,570
Series 2016 A, 5% 12/1/20	300,000	303,450
Indiana Fin. Auth. Rev.:
(Butler Univ. Proj.) Series 2019:
3% 2/1/22	210,000	216,602
3% 2/1/23	225,000	232,508
4% 2/1/24	200,000	215,146
4% 2/1/25	275,000	300,471
(DePauw Univ. Proj.) Series 2019:
5% 7/1/21	565,000	584,839
5% 7/1/22	600,000	646,152
Series 2012, 5% 3/1/21 (Escrowed to Maturity)	25,000	25,595
Series 2016, 4% 9/1/20	130,000	130,000
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2012 A:
5% 10/1/20	20,000	20,076
5% 10/1/22	35,000	38,390
Series 2014 A:
5% 10/1/20	10,000	10,038
5% 10/1/21	10,000	10,507
5% 10/1/22	15,000	16,453
Series 2015 A:
5% 10/1/24	35,000	41,508
5% 10/1/25	35,000	41,551
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A2, 2%, tender 2/1/23 (a)	155,000	160,400
Indiana Univ. Student Fee Revs. Series Z1, 3% 8/1/21	1,895,000	1,944,303
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.) Series 2016 A1:
5% 1/1/21 (c)	960,000	972,786
5% 1/1/23 (c)	45,000	49,035
5% 1/1/24 (c)	60,000	67,559
5% 1/1/25 (c)	65,000	75,450
Series 2019, 1.45% 6/1/21	3,000,000	3,000,100
Indianapolis Multifamily Hsg. Rev. Bonds Series A, 1.4%, tender 9/1/21 (a)	4,000,000	4,037,365
Lafayette School Corp. Series 2019, 4% 1/15/21	425,000	430,162
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/21	25,000	25,339
5% 7/15/21	20,000	20,812
Mount Vernon Ind. Envir. Bonds (Southern Indiana Gas & Elec. Co. Proj.) Series 2015, 0.875%, tender 9/1/20 (a)(c)	1,000,000	1,000,000
Purdue Univ. Rev. Series 2012 AA, 5% 7/1/27	255,000	276,275
Warrick County Envir. Impt. Rev. Bonds (Southern Indiana Gas and Elec. Co.) Series 2015, 2.375%, tender 9/1/20 (a)(b)(c)	2,800,000	2,800,000
Whiting Envir. Facilities Rev.:
(BP Products North America, Inc. Proj.) Series 2009, 5.25% 1/1/21	1,825,000	1,855,063
Bonds (BP Products North America, Inc. Proj.):
Series 2015, 5%, tender 11/1/22 (a)(c)	980,000	1,071,444
Series 2016 A, 5%, tender 3/1/23 (a)(c)	500,000	553,145
Series 2019 A, 5%, tender 6/5/26 (a)(c)	1,645,000	2,013,316

TOTAL INDIANA		42,360,860

Iowa - 0.2%
Iowa Fin. Auth. Rev. Series 2018 B, 5% 2/15/22	540,000	574,641
Iowa Fin. Auth. Single Family Mtg. Bonds Series 2018 B, SIFMA Municipal Swap Index + 0.300% 0.39%, tender 9/3/20(a)(d)	3,500,000	3,500,060
Iowa Student Ln. Liquidity Corp. Student Ln. Rev.:
Series 2015 A, 5% 12/1/21 (c)	1,000,000	1,037,080
Series 2018 A:
5% 12/1/20 (c)	500,000	503,697
5% 12/1/21 (c)	500,000	518,540
5% 12/1/22 (c)	725,000	772,705
Series 2019 B, 5% 12/1/23 (c)	600,000	655,878

TOTAL IOWA		7,562,601

Kansas - 0.2%
Desoto Unified School District # 232 Series 2015 A, 5% 9/1/22	35,000	38,362
Kansas Dept. of Trans. Hwy. Rev.:
Series 2004 C1, 1 month U.S. LIBOR + 0.300% 0.409% 9/1/21 (a)(d)	5,000,000	4,997,573
Series 2018 A, 5% 9/1/20	1,020,000	1,020,000
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Series 2019 B, 5% 3/1/21	500,000	511,439
Wichita Health Care Facilities Series III, 4% 5/15/21	455,000	455,699
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/22	10,000	10,916
5% 9/1/23	15,000	17,033
5% 9/1/25	15,000	18,242

TOTAL KANSAS		7,069,264

Kentucky - 1.9%
Ashland Med. Ctr. Rev.:
(Ashland Hosp. Corp. D/B/A King's Daughters Med. Ctr. Proj.) Series 2016 A:
5% 2/1/24	30,000	33,231
5% 2/1/25	20,000	22,679
Series 2019:
5% 2/1/21	385,000	390,484
5% 2/1/22	500,000	523,630
Carroll County Envir. Facilities Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2008 A, 1.2%, tender 6/1/21 (a)(c)	1,025,000	1,025,033
Kenton County Arpt. Board Arpt. Rev. Series 2016, 5% 1/1/22	285,000	301,593
Kentucky Bond Dev. Corp. (Lexington Ctr. Corp. Proj.) Series 2018 A, 5% 9/1/21 (Escrowed to Maturity)	435,000	455,611
Kentucky Econ. Dev. Fin. Auth. Bonds Series 2009 B, 2.7%, tender 11/10/21 (a)	345,000	352,324
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2017 A, 5% 6/1/21	230,000	234,895
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.65%, tender 4/1/31 (a)(c)	2,750,000	2,750,000
Kentucky Higher Ed. Student Ln. Corp. Rev.:
Series 2019 A1 5% 6/1/23 (c)	250,000	272,428
Series 2019 A1, 5% 6/1/22 (c)	200,000	211,598
Kentucky Hsg. Corp. Hsg. Rev. Bonds (Westminster Village Proj.) Series 2019, 2%, tender 4/1/21 (a)	2,000,000	2,019,120
Kentucky Hsg. Corp. Multi-family Rev. Bonds (City View Park Proj.) Series 2020, 1.16%, tender 8/1/22 (a)	4,000,000	4,033,480
Kentucky State Property & Buildings Commission Rev.:
(Kentucky St Proj.) Series D, 5% 5/1/21	530,000	546,615
(Kentucky St Proj.) Series 2005 5% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,181,584
Series 2002, 5.5% 8/1/21 (AMBAC Insured)	770,000	806,731
Series 2005, 5% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	272,508
Series 2016 B, 5% 11/1/23	250,000	283,923
Series 2017:
5% 4/1/21	600,000	616,451
5% 4/1/22	400,000	429,752
Series 2018:
5% 5/1/21	1,145,000	1,180,895
5% 5/1/23	1,415,000	1,577,951
Series A:
5% 10/1/21	590,000	620,090
5% 11/1/21	350,000	369,222
5% 8/1/22	590,000	615,400
5% 11/1/22	610,000	670,292
5% 11/1/25	350,000	420,581
Series B:
3% 5/1/21	275,000	279,976
5% 11/1/20	3,200,000	3,224,825
5% 11/1/21	975,000	1,028,547
5% 8/1/22	995,000	1,084,580
5% 8/1/23	2,120,000	2,386,314
Series C, 5% 11/1/21	2,875,000	3,032,895
Kentucky, Inc. Pub. Energy:
Bonds Series 2019 A1, 4%, tender 6/1/25 (a)	1,000,000	1,131,820
Series 2018 B, 4% 7/1/21	1,350,000	1,387,276
Series A:
4% 6/1/21	270,000	276,811
4% 12/1/22	350,000	375,459
Louisville & Jefferson County:
Bonds:
Series 2020 B, 5%, tender 10/1/23 (a)	840,000	922,673
Series 2020 C, 5%, tender 10/1/26 (a)	2,015,000	2,354,245
Series 2016 A, 5% 10/1/22	200,000	217,842
Louisville Reg'l. Arpt. Auth. Sys. Rev. Series 2014 A:
5% 7/1/21 (c)	1,250,000	1,293,253
5% 7/1/23 (c)	1,750,000	1,951,180
5% 7/1/24 (c)	155,000	178,498
Louisville/Jefferson County Metropolitan Gov. Series 2012 A:
5% 12/1/28 (Pre-Refunded to 6/1/22 @ 100)	55,000	59,501
5% 12/1/29 (Pre-Refunded to 6/1/22 @ 100)	230,000	248,823
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.):
Series 2001 B, 2.55%, tender 5/3/21 (a)	2,000,000	2,024,119
Series 2007 A, 1.65%, tender 6/1/21 (a)	7,250,000	7,299,044
Series 2007 B, 1.65%, tender 6/1/21 (a)	2,000,000	2,013,529
Paducah Elec. Plant Board Rev. Series 2019, 5% 10/1/22	2,005,000	2,188,237
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.):
Series 2001 A, 2.3%, tender 9/1/21 (a)	600,000	609,282
Series 2001 B, 2.55%, tender 5/3/21 (a)	2,590,000	2,621,234
Univ. Louisville Revs. Series 2016 C, 3% 9/1/21	780,000	800,084

TOTAL KENTUCKY		63,208,148

Louisiana - 0.7%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015:
5% 6/1/21 (FSA Insured)	1,770,000	1,830,269
5% 6/1/22 (FSA Insured)	500,000	539,635
Louisiana Gen. Oblig. Series 2016 D, 5% 9/1/24	155,000	183,962
Louisiana Hsg. Corp. Multifamily Hsg. Rev. Bonds Series 2018, 0.7%, tender 6/1/21 (a)	7,000,000	7,000,696
Louisiana Local Govt. Envir. Facilities and Cmnty. Dev. Auth. Bonds (East Baton Rouge Sewerage Commission Proj.) Series 2020 B, 0.875%, tender 2/1/25 (a)	4,000,000	3,977,120
Louisiana Offshore Term. Auth. Deepwater Port Rev. Bonds Series 2010 B-1A, 2%, tender 10/1/22 (a)	815,000	823,908
Louisiana Stadium and Exposition District Series 2013 A:
5% 7/1/21	35,000	35,822
5% 7/1/22	20,000	21,021
New Orleans Aviation Board Rev.:
(North Term. Proj.) Series 2017 B:
5% 1/1/22 (c)	280,000	295,145
5% 1/1/23 (c)	1,055,000	1,151,121
5% 1/1/24 (c)	5,000	5,639
5% 1/1/25 (c)	5,000	5,811
5% 1/1/26 (c)	10,000	11,918
Series 2017 D2:
5% 1/1/21 (c)	290,000	293,911
5% 1/1/22 (c)	345,000	363,661
5% 1/1/23 (c)	10,000	10,911
5% 1/1/24 (c)	15,000	16,916
5% 1/1/25 (c)	10,000	11,621
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017, 2%, tender 4/1/23 (a)	4,780,000	4,789,560
St. Tammany Parish Hosp. Svc. (St. Tammany Parish Hosp. Proj.) Series 2011, 4.5% 7/1/21 (Escrowed to Maturity)	600,000	620,988
Tobacco Settlement Fing. Corp. Series 2013 A:
5% 5/15/21	435,000	444,807
5% 5/15/23	100,000	108,320

TOTAL LOUISIANA		22,542,762

Maine - 0.0%
Maine Fin. Auth. Student Ln. Rev. Series 2019 A, 5% 12/1/23 (FSA Insured) (c)	500,000	558,430
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2017 B, 4% 7/1/21	85,000	86,639
Series 2020 A, 4% 7/1/22	425,000	451,588
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/21	50,000	51,969
5% 7/1/22	40,000	43,422

TOTAL MAINE		1,192,048

Maryland - 0.9%
Baltimore County Gen. Oblig. Series 2020:
4% 1/1/21	650,000	655,758
4% 1/1/22	830,000	858,668
Baltimore Gen. Oblig. Series 2017 B, 5% 10/15/20	360,000	362,088
Baltimore Proj. Rev. Series 2017 D:
5% 7/1/24	70,000	82,142
5% 7/1/25	75,000	91,088
County Commissioners of Charles County Consolidated Series 2018, 5% 10/1/20	2,990,000	3,001,697
Howard County Gen. Oblig. Series A:
5% 8/15/21	100,000	104,616
5% 8/15/22	1,000,000	1,094,330
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B:
1.55% 9/1/20	1,020,000	1,020,000
1.6% 3/1/21	1,390,000	1,398,069
4% 9/1/49	270,000	301,142
Series 2020 C, 0.625% 7/1/22	500,000	500,495
Maryland Health & Higher Edl. Bonds Series 2020, 5%, tender 7/1/25 (a)	1,000,000	1,179,310
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2015:
5% 7/1/22	20,000	21,481
5% 7/1/23	20,000	22,257
5% 7/1/24	45,000	51,786
5% 7/1/25	40,000	47,216
Series 2019 A:
5% 10/1/20	500,000	501,338
5% 10/1/21	380,000	393,574
Series 2020 A:
3% 7/1/21	210,000	213,904
4% 7/1/22	100,000	105,878
Series 2020 B:
5% 4/15/21	440,000	452,368
5% 4/15/23	675,000	750,722
Maryland Trans. Auth. Series 2012 B, 5% 3/1/21 (c)	3,565,000	3,635,910
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2020, 5% 7/1/22	1,500,000	1,633,230
Maryland-Nat'l. Cap. Park and Planning Commission Series 2018 A, 5% 11/1/20	675,000	680,373
Montgomery County Gen. Oblig. Bonds Series 2013 MD, 0.26%, tender 9/1/20 (a)	9,600,000	9,600,000

TOTAL MARYLAND		28,759,440

Massachusetts - 0.7%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series B:
5% 7/1/21	780,000	811,119
5% 7/1/22	900,000	978,894
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2019 C, 5% 1/1/21	2,500,000	2,539,204
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds Series S3, SIFMA Municipal Swap Index + 0.500% 0.59%, tender 1/26/23 (a)(d)	3,400,000	3,388,712
Series 2011, 7.25% 1/1/32 (Pre-Refunded to 1/1/21 @ 100)	1,700,000	1,739,338
Series 2016 A, 5% 7/15/22	30,000	32,733
Series 2016 I:
5% 7/1/21	10,000	10,327
5% 7/1/22	15,000	16,083
5% 7/1/23	15,000	16,649
5% 7/1/24	25,000	28,668
5% 7/1/25	20,000	23,505
5% 7/1/26	20,000	24,052
Series 2019 A:
5% 7/1/21	200,000	206,445
5% 7/1/22	450,000	481,712
5% 7/1/24	155,000	176,302
Series C:
5% 10/1/21 (FSA Insured)	250,000	261,718
5% 10/1/22 (FSA Insured)	275,000	298,815
5% 10/1/23 (FSA Insured)	350,000	393,995
5% 10/1/24 (FSA Insured)	325,000	378,394
Massachusetts Edl. Fing. Auth. Rev.:
Series 2011 J, 5.125% 7/1/22 (c)	2,080,000	2,143,544
Series 2015 A, 5% 1/1/22 (c)	600,000	628,332
Series 2016 J:
5% 7/1/21 (c)	1,465,000	1,508,989
5% 7/1/22 (c)	1,475,000	1,570,329
5% 7/1/23 (c)	725,000	795,289
Series 2016, 5% 7/1/24 (c)	350,000	395,161
Massachusetts Gen. Oblig. Bonds Series D2, 1.7%, tender 8/1/22 (a)	250,000	256,335
Massachusetts Health & Edl. Facilities Auth. Rev. (Partners Healthcare Sys., Inc. Proj.) Series 2007 G2, 0.37%, tender 9/8/20 (FSA Insured) (a)	3,930,000	3,930,000
Massachusetts Port Auth. Rev. Series 2017 A:
5% 7/1/24 (c)	65,000	75,360
5% 7/1/25 (c)	25,000	29,848

TOTAL MASSACHUSETTS		23,139,852

Michigan - 1.8%
Clarkston Cmnty. Schools Series 2015, 5% 5/1/22	35,000	37,722
Detroit Downtown Dev. Auth. Tax:
Series 1, 5% 7/1/22 (FSA Insured)	500,000	540,275
Series A, 5% 7/1/25 (FSA Insured)	550,000	635,179
Detroit Swr. Disp. Rev. Series 2006 D, 3 month U.S. LIBOR + 0.600% 0.798% 7/1/32(a)(d)	90,000	87,986
Ferris State Univ. Rev. Series 2016, 5% 10/1/20	140,000	140,465
Grand Blanc Cmnty. Schools Series 2013:
5% 5/1/21	45,000	46,401
5% 5/1/22	40,000	43,111
Grand Rapids Pub. Schools Series 2017, 5% 5/1/23 (FSA Insured)	30,000	33,693
Huron Valley School District Series 2011:
5% 5/1/21	685,000	705,867
5% 5/1/22	510,000	525,917
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/22	20,000	21,467
5% 5/15/24	10,000	11,519
5% 5/15/25	15,000	17,795
5% 5/15/26	15,000	18,266
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/20	165,000	166,467
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series 2016 I, 5% 4/15/24	30,000	35,009
Series I, 5% 10/15/20	2,000,000	2,011,528
Michigan Fin. Auth. Rev.:
(Detroit Wtr. and Sewage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.):
Series 2014 C3, 5% 7/1/22 (FSA Insured)	1,155,000	1,255,139
Series 2014 D1, 5% 7/1/22 (FSA Insured)	2,845,000	3,091,662
(Mclaren Health Care Corp. Proj.) 5% 5/15/21	145,000	149,519
Bonds:
Series 2013 M1, 0.26%, tender 9/1/20 (a)	5,060,000	5,060,000
Series 2016 MI2, SIFMA Municipal Swap Index + 0.480% 0.57%, tender 2/1/22 (a)(d)	5,000,000	4,991,950
Series 2019 B, 3.5%, tender 11/15/22 (a)	5,750,000	6,094,943
Series 2019 MI2, 5%, tender 2/1/25 (a)	1,605,000	1,901,588
Series 2012, 5% 11/1/22	350,000	383,236
Series 2015 A:
5% 8/1/22	1,050,000	1,138,620
5% 8/1/23	260,000	292,984
Series 2015 MI, 5% 12/1/22	300,000	329,346
Michigan Gen. Oblig. Series 2016:
5% 3/15/21	560,000	573,474
5% 3/15/22	50,000	53,431
5% 3/15/23	85,000	94,629
Michigan Hosp. Fin. Auth. Rev.:
Bonds:
(Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (a)	80,000	83,724
Series 2010 F1, 4%, tender 6/1/23 (a)	200,000	218,752
Series 2005 A4, 5% 11/1/21	3,805,000	4,008,035
Series 2008 C:
5% 12/1/20	500,000	505,573
5% 12/1/21	500,000	528,000
Michigan State Univ. Revs. Series 2015 A, 5% 8/15/21	380,000	397,016
Michigan Strategic Fund Ltd. Oblig. Rev.:
Bonds:
Series 2008 ET2, 1.45%, tender 9/1/21 (a)	2,700,000	2,713,099
Series CC, 1.45%, tender 9/1/21 (a)	155,000	155,752
Series 2019, 4% 11/15/22	730,000	742,454
Michigan Trunk Line Fund Rev. Series 2020 A:
5% 11/15/20	2,000,000	2,019,738
5% 11/15/21	1,500,000	1,587,570
Northern Michigan Univ. Revs. Series 2018 A, 5% 12/1/22	700,000	765,667
Novi Cmnty. School District Series I, 4% 5/1/23	550,000	604,208
Oakland Univ. Rev. Series 2016, 5% 3/1/22	385,000	411,831
Portage Pub. Schools Series 2016:
5% 5/1/23	45,000	50,195
5% 11/1/23	30,000	34,091
5% 5/1/24	40,000	46,283
5% 11/1/24	45,000	52,972
5% 5/1/25	25,000	29,903
5% 11/1/25	25,000	30,351
5% 11/1/28	20,000	24,492
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/21	35,000	36,547
5% 9/1/23	10,000	11,304
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J:
5% 7/1/21	285,000	295,493
5% 7/1/22	455,000	491,737
5% 7/1/23	250,000	280,835
Spring Lake Pub. Schools Series 2014, 5% 5/1/21	90,000	92,803
Wayne County Arpt. Auth. Rev.:
Series 2011 A:
4.125% 12/1/22 (FSA Insured) (c)	530,000	550,988
5% 12/1/21(c)	8,505,000	8,982,386
Series 2012 B:
5% 12/1/20 (c)	300,000	303,351
5% 12/1/22 (c)	485,000	529,130
Series 2017 A, 5% 12/1/20	155,000	156,771
Series 2017 B:
5% 12/1/20 (c)	355,000	358,966
5% 12/1/21 (c)	300,000	316,839
Zeeland Pub. Schools Series 2015, 5% 5/1/21	445,000	458,707

TOTAL MICHIGAN		58,364,751

Minnesota - 0.8%
Apple Valley Sr. Living Series 2016 B:
4% 1/1/21	150,000	148,843
4% 1/1/22	155,000	150,373
Maple Grove Health Care Sys. Rev. Series 2017:
4% 5/1/21	110,000	112,007
4% 5/1/22	110,000	114,931
5% 5/1/23	110,000	120,490
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2014 A:
5% 1/1/22	20,000	21,137
5% 1/1/23	20,000	21,929
Series 2014 B:
5% 1/1/21 (c)	50,000	50,658
5% 1/1/22 (c)	45,000	47,372
5% 1/1/23 (c)	20,000	21,803
Series 2019 B:
5% 1/1/21 (c)	8,000,000	8,105,206
5% 1/1/22 (c)	3,000,000	3,158,160
Minneapolis Multi-family Rev. Bonds Series 2019, 1.55%, tender 11/1/21 (a)	4,050,000	4,101,071
Minnesota Gen. Oblig. Series 2011 B, 5% 10/1/20	285,000	286,113
Minnesota Hsg. Fin. Agcy. Bonds Series 2018 D, SIFMA Municipal Swap Index + 0.430% 0.52%, tender 7/3/23 (a)(d)	3,000,000	2,996,460
Minnesota Rural Wtr. Fin. Auth. Series 2020, 1% 8/1/21	2,000,000	2,005,453
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	65,000	71,984
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2017:
5% 1/1/22	25,000	26,549
5% 1/1/23	25,000	27,688
5% 1/1/24	35,000	40,278
Rochester Health Care Facilities Rev. Bonds (Mayo Foundation Proj.) Series C, 4.5%, tender 11/15/21 (a)	1,255,000	1,303,368
Roseville Independent School District #623 Series 2018A, 5% 2/1/21	1,715,000	1,748,674
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. (Cap. Appreciation) Series 1994 A, 0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	370,000	369,499
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A:
5% 1/1/22	20,000	21,272
5% 1/1/23	35,000	38,824
5% 1/1/24	20,000	23,088

TOTAL MINNESOTA		25,133,230

Mississippi - 0.1%
Mississippi Dev. Bank Spl. Obl (Jackson Mississippi Sales Tax Rev. Infrastructure Proj.) Series 2020, 5% 9/1/24	740,000	859,984
Mississippi Hosp. Equip. & Facilities Auth.:
(Forrest County Gen. Hosp. Rfdg. Proj.) Series 2019 B, 5% 1/1/22	350,000	370,136
Bonds Series 2020 A2, 1.98%, tender 9/1/20 (a)	2,800,000	2,800,000
Series I, 5% 10/1/22	420,000	458,384

TOTAL MISSISSIPPI		4,488,504

Missouri - 0.5%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/21	10,000	10,149
5% 3/1/22	15,000	15,657
5% 3/1/23	20,000	21,385
5% 3/1/24	15,000	16,449
5% 3/1/25	15,000	16,773
5% 3/1/26	20,000	22,687
Missouri Health & Edl. Facilities Rev. Series 2019 A, 5% 2/15/21	775,000	790,572
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	65,000	72,747
Missouri State Pub. Util. Commn Rev.:
Series 2019, 1.5% 3/1/21	4,000,000	4,002,231
Series 2020, 0.5% 3/1/22 (b)	5,000,000	5,004,000
Saint Louis Arpt. Rev.:
Series 2017 A, 5% 7/1/23 (FSA Insured)	1,080,000	1,203,185
Series 2017 B:
5% 7/1/21 (FSA Insured) (c)	400,000	414,181
5% 7/1/22 (FSA Insured) (c)	500,000	538,460
Series 2019 B:
5% 7/1/21 (c)	350,000	361,813
5% 7/1/22 (c)	365,000	391,689
5% 7/1/23 (c)	385,000	425,490
5% 7/1/24 (c)	400,000	455,776
5% 7/1/25 (c)	420,000	491,455
Series 2019 C, 5% 7/1/25	660,000	779,744
Saint Louis Muni. Fin. Corp. Leasehold Rev. Series 2017 B, 4% 6/1/21 (FSA Insured)	320,000	328,707

TOTAL MISSOURI		15,363,150

Montana - 0.1%
Montana Board Hsg. Single Family:
Series 2019 B, 4% 6/1/50	30,000	34,241
Series A1, 3.5% 6/1/50	480,000	531,202
Montana Board of Invt.:
(Intercap Revolving Prog.) Series 2017, 1%, tender 3/1/21 (a)	1,425,000	1,428,109
Series 2007, 1%, tender 3/1/21 (a)	1,520,000	1,523,316
Montana Facility Fin. Auth. Rev. Series 2016, 5% 2/15/21	550,000	560,797

TOTAL MONTANA		4,077,665

Nebraska - 0.2%
Central Plains Energy Proj. Gas Supply:
Bonds Series 2019, 4%, tender 8/1/25 (a)	1,170,000	1,351,128
Series 2019:
4% 2/1/21	1,150,000	1,167,052
4% 8/1/21	1,500,000	1,549,066
4% 2/1/22	1,465,000	1,538,323
4% 8/1/23	580,000	638,626
Douglas County Hosp. Auth. #2 Health Facilities Rev. Series 2020:
5% 11/15/21	100,000	105,327
5% 11/15/22	130,000	142,562
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2019 B, 4% 9/1/49 (c)	165,000	182,195

TOTAL NEBRASKA		6,674,279

Nevada - 1.7%
Clark County Arpt. Rev.:
(Sub Lien Proj.) Series 2017 A-1:
5% 7/1/21 (c)	2,045,000	2,119,419
5% 7/1/22 (c)	85,000	91,701
Series 2017 C, 5% 7/1/21 (c)	11,325,000	11,727,474
Series 2018 A, 5% 7/1/21	1,000,000	1,036,391
Series 2019 D:
5% 7/1/21	5,800,000	6,016,016
5% 7/1/22	10,000,000	10,817,000
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev.:
(Clark County Arpt. Rev. Proj.) Series 2017 B, 5% 7/1/21 (c)	800,000	829,113
Series 2019 E, 5% 7/1/22	275,000	297,468
Clark County School District:
Series 2012 A, 5% 6/15/21	560,000	579,516
Series 2016 A:
5% 6/15/21	35,000	36,220
5% 6/15/23	30,000	33,511
Series 2017 A, 5% 6/15/22	2,000,000	2,157,580
Series 2017 C, 5% 6/15/22	300,000	323,637
Series 2020 A:
3% 6/15/22	500,000	521,650
3% 6/15/23 (FSA Insured)	450,000	479,183
Nevada Dept. of Bus. & Industry Bonds (Republic Svcs., Inc. Proj.) Series 2001, 0.875%, tender 12/1/20 (a)(c)(e)	3,100,000	3,102,325
Nevada Gen. Oblig. Series 2013 D1, 5% 3/1/24	60,000	66,950
Nevada Hsg. Division Bonds Series 2020, 1.19%, tender 4/1/21 (a)	5,000,000	5,021,133
Washoe County Gas & Wtr. Facilities Bonds (Sierra Pacific Pwr. Co. Proj.) Series 2016 B, 3%, tender 6/1/22 (a)	115,000	118,831
Washoe County Gas Facilities Rev. Bonds:
Series 2016 F, 2.05%, tender 4/15/22 (a)(c)	7,900,000	8,012,417
Series 2016, 2.05%, tender 4/15/22 (a)(c)	1,210,000	1,227,218

TOTAL NEVADA		54,614,753

New Hampshire - 0.5%
Nat'l. Fin. Auth. Solid Bonds:
(Waste Managment, Inc. Proj.) Series 2020 A1, 0.4%, tender 9/1/20 (a)(c)	10,000,000	10,000,000
(Waste Mgmt., Inc. Proj.) Series 2019 A2, 2.15%, tender 7/1/24 (a)(c)	555,000	569,691
New Hampshire Bus. Fin. Auth. Wtr. Facility (Pennichuck Wtr. Works, Inc. Proj.) Series 2014 A, 5% 1/1/24 (c)	260,000	289,325
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Southern NH Med. Ctr. Proj.) Series 2016, 3% 10/1/21	225,000	230,191
(Wentworth-Douglas Hosp. Proj.) Series 2011 A, 6% 1/1/34 (Pre-Refunded to 1/1/21 @ 100)	2,710,000	2,761,626
Series 2012, 4% 7/1/21	35,000	35,813
Series 2016:
3% 10/1/20	280,000	280,484
5% 10/1/21	25,000	26,141
5% 10/1/23	425,000	479,115

TOTAL NEW HAMPSHIRE		14,672,386

New Jersey - 3.2%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/21	55,000	55,963
5% 2/15/22	55,000	58,070
5% 2/15/23	70,000	76,523
Garden State Preservation Trust Open Space & Farmland Preservation:
Series 2005 C:
5.25% 11/1/20 (FSA Insured)	1,700,000	1,713,827
5.25% 11/1/21 (FSA Insured)	1,000,000	1,057,590
Series B, 0% 11/1/22 (FSA Insured)	680,000	668,250
Hudson County Impt. Auth. Rev. Series 2020 C1A, 1.5% 9/2/21	1,750,000	1,771,246
Monmouth County Impt. Auth. Rev.:
Series 1, 2% 2/15/21	1,750,000	1,763,773
Series 2020 A, 2% 7/12/21	1,250,000	1,268,318
New Jersey Econ. Dev. Auth. Motor Vehicle Rev. Series A, 5% 7/1/23 (Build America Mutual Assurance Insured)	250,000	276,693
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Gen. Oblig. Proj.) Series 2017 B, 5% 11/1/24	115,000	131,618
(New Jersey Transit Corp. Proj.) Series 2017 B, 5% 11/1/22	1,800,000	1,949,382
(Provident Montclair Proj.) Series 2017:
4% 6/1/22 (FSA Insured)	20,000	20,986
5% 6/1/23 (FSA Insured)	25,000	27,684
5% 6/1/24 (FSA Insured)	20,000	22,890
(The Goethals Bridge Replacement Proj.) Series 2013, 5% 1/1/24 (c)	350,000	392,175
Series 2011 EE, 5% 9/1/20	30,000	30,000
Series 2012 II:
5% 3/1/22	135,000	143,006
5% 3/1/23	625,000	659,381
Series 2013, 5% 3/1/23	3,895,000	4,250,107
Series 2015 XX:
5% 6/15/21	500,000	515,815
5% 6/15/23	75,000	82,595
Series 2016 BBB, 5% 6/15/21	1,090,000	1,124,476
Series 2017 B, 5% 11/1/20	4,180,000	4,207,662
Series 2017 DDD, 5% 6/15/22	220,000	235,536
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.:
(New Jersey-American Wtr. Co., Inc. Proj.) Series 2020 C, 1.15% 6/1/23 (c)	2,500,000	2,535,625
Bonds (New Jersey-American Wtr. Co., Inc.) Series 2020, 1.2%, tender 6/1/23 (a)(c)	2,000,000	2,028,480
New Jersey Edl. Facility:
Series 2014, 5% 6/15/21	240,000	247,591
Series 2016 A:
5% 7/1/21	50,000	51,565
5% 7/1/22	140,000	149,575
5% 7/1/23	75,000	82,800
5% 7/1/24	175,000	199,262
Series 2016 E, 5% 7/1/22	625,000	672,481
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A:
5% 7/1/21	5,000	5,165
5% 7/1/22	5,000	5,359
5% 7/1/23	15,000	16,631
5% 7/1/24	25,000	29,295
5% 7/1/24	20,000	22,878
5% 7/1/24	10,000	11,439
5% 7/1/25	10,000	11,753
5% 7/1/26	5,000	6,004
5% 7/1/27	5,000	5,987
Series 2016, 5% 7/1/21	220,000	226,272
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2011 1, 5% 12/1/20 (c)	4,320,000	4,361,827
Series 2012 1A, 5% 12/1/20 (c)	2,000,000	2,019,364
Series 2013:
4% 12/1/20 (c)	1,055,000	1,062,620
5% 12/1/21 (c)	1,500,000	1,571,985
Series 2015 1A:
5% 12/1/21 (c)	4,650,000	4,873,154
5% 12/1/22 (c)	200,000	216,426
Series 2015 A, 5% 12/1/20 (c)	1,700,000	1,716,460
Series 2017 1A:
5% 12/1/22 (c)	215,000	232,658
5% 12/1/23 (c)	45,000	50,107
Series 2017 1B:
5% 12/1/20 (c)	1,665,000	1,681,121
5% 12/1/21 (c)	190,000	199,118
Series 2018 B:
5% 12/1/20 (c)	4,475,000	4,518,327
5% 12/1/21 (c)	835,000	875,072
Series 2019 A:
5% 12/1/20	1,150,000	1,160,902
5% 12/1/22	245,000	265,805
5% 12/1/23	80,000	89,675
5% 12/1/24	45,000	51,990
Series 2020:
5% 12/1/22 (c)	160,000	173,141
5% 12/1/23 (c)	545,000	606,847
New Jersey Hsg. & Mtg. Fin. Agcy. Bonds Series 2020 A, 0.75%, tender 6/1/22 (a)	2,000,000	2,009,420
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2017 B, 1.75% 11/1/20	1,800,000	1,803,943
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
Series 2018 B:
2.25% 10/1/20 (c)	4,435,000	4,440,655
2.5% 4/1/21 (c)	4,225,000	4,266,258
Series 2019 D:
4% 10/1/22 (c)	1,340,000	1,420,708
4% 4/1/23 (c)	115,000	123,369
4% 10/1/23 (c)	125,000	135,765
4% 4/1/25 (c)	150,000	168,519
New Jersey Sports & Exposition Auth. Contract Rev. Series 2018 A, 5% 9/1/20	1,000,000	1,000,000
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
5% 6/1/21	2,185,000	2,257,203
5% 6/1/22	2,480,000	2,669,894
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2017 C5, 1 month U.S. LIBOR + 0.460% 0.569%, tender 1/1/21 (a)(d)	5,905,000	5,903,095
Series 2017 C1, 1 month U.S. LIBOR + 0.340% 0.449% 1/1/21 (Escrowed to Maturity) (a)(d)	195,000	194,878
New Jersey Trans. Trust Fund Auth.:
Series 2006 A:
5.25% 12/15/20	275,000	278,374
5.25% 12/15/20 (FSA Insured)	2,220,000	2,250,547
Series 2006, 5.25% 12/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	165,000	174,177
Series 2011 B:
5% 6/15/21	1,250,000	1,289,537
5.25% 6/15/22 (Pre-Refunded to 6/15/21 @ 100)	345,000	358,762
Series 2013 AA, 5% 6/15/23	500,000	550,635
Series 2016 A:
5% 6/15/21	1,700,000	1,749,682
5% 6/15/22	2,720,000	2,899,058
5% 6/15/27	90,000	105,957
Series 2016 A-2, 5% 6/15/23	630,000	693,617
Series 2018 A:
5% 6/15/21	3,995,000	4,111,753
5% 6/15/22	4,175,000	4,449,840
Series A:
5% 12/15/24	210,000	241,122
5% 12/15/25	200,000	233,342
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/21	580,000	606,010
Newark Gen. Oblig. Series 2020:
5% 10/1/21	250,000	261,440
5% 10/1/21	100,000	104,487
5% 10/1/22	900,000	977,940
5% 10/1/22	650,000	705,582
Rutgers State Univ. Rev. Series Q:
5% 5/1/21	125,000	128,765
5% 5/1/22	80,000	86,013
5% 5/1/23	65,000	72,577
Union County Gen. Oblig. Series 2020, 0.5% 3/1/22	1,700,000	1,706,341

TOTAL NEW JERSEY		104,967,592

New Mexico - 0.2%
New Mexico Mtg. Fin. Auth. Series 2019 C, 4% 1/1/50	515,000	574,730
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev.:
Bonds Series 2019 A, 5%, tender 5/1/25 (a)	1,000,000	1,193,050
Series 2019 A:
4% 5/1/22	140,000	148,233
4% 5/1/23	580,000	633,760
4% 11/1/23	245,000	271,808
4% 11/1/24	250,000	285,260
4% 5/1/25	960,000	1,106,534
New Mexico Severance Tax Rev. Series 2015 B, 5% 7/1/21	1,495,000	1,554,005

TOTAL NEW MEXICO		5,767,380

New York - 3.2%
Albany County Arpt. Auth. Arpt. Rev. Series 2020 B, 5% 12/15/21 (c)	500,000	525,555
Dorm. Auth. New York Univ. Rev.:
Series 2016 A:
5% 7/1/22	10,000	10,750
5% 7/1/24	40,000	45,289
Series 2017, 4% 12/1/20 (e)	200,000	201,334
Long Island Pwr. Auth. Elec. Sys. Rev. Bonds:
Series 2019 B, 1.65%, tender 9/1/24 (a)	800,000	824,808
Series 2020 B, 0.85%, tender 9/1/25 (a)	11,000,000	11,046,750
New York City Gen. Oblig.:
Bonds Series D, 5%, tender 2/1/24 (a)	500,000	560,275
Series 2006, 0.45%, tender 6/1/36 (FSA Insured) (a)	1,000,000	1,000,000
Series 2007 C-4, 0.51%, tender 1/1/32 (FSA Insured) (a)	225,000	225,000
Series 2007, 0.5%, tender 9/4/20 (FSA Insured) (a)	4,200,000	4,200,000
Series 2008 A-3, 0.51%, tender 8/1/26 (FSA Insured) (a)	3,775,000	3,775,000
Series 2008 C-4, 0.45%, tender 10/1/27 (a)	225,000	225,000
Series 2013 D, 5% 8/1/23	1,390,000	1,545,750
Series 2016 E, 5% 8/1/24	700,000	819,203
Series A, 5% 8/1/22	300,000	327,129
Series C, 5% 8/1/23	5,000,000	5,652,950
Series J4, 5% 8/1/24	1,200,000	1,404,348
New York City Hsg. Dev. Corp.:
Bonds Series 2017 G-2, 2%, tender 12/31/21 (a)	2,630,000	2,631,525
Series 2017 A2A, 1.9% 5/1/21	615,000	615,343
New York City Hsg. Dev. Corp. Multifamily Hsg. Bonds:
Series 2020 G, 0.2%, tender 2/22/21 (a)	23,000,000	22,990,864
Series A3, 1.125%, tender 11/1/24 (a)	2,000,000	2,013,640
New York City Transitional Fin. Auth. Rev.:
Series 1, 5% 11/1/22	400,000	440,360
Series 2011 C, 5.5% 11/1/27	265,000	267,335
Series 2016 C, 5% 11/1/20	200,000	201,572
New York Dorm. Auth. Personal Income Tax Rev. Series 2012 A, 5% 12/15/23	600,000	664,032
New York Dorm. Auth. Rev. Bonds Series 2019 B1, 5%, tender 5/1/22 (a)	675,000	705,834
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Bonds Series 2008 A, SIFMA Municipal Swap Index + 0.450% 0.54%, tender 6/1/22 (a)(d)	1,395,000	1,342,269
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2011 B, 1 month U.S. LIBOR + 0.550% 0.654%, tender 11/1/22 (a)(d)	1,745,000	1,656,267
Series 2018 A, 5%, tender 11/15/20 (a)	3,000,000	3,008,316
Series 2005 B, 5.25% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	275,000	283,561
Series 2008 B2, 5% 11/15/21	110,000	113,061
Series 2012 B, 5% 11/15/22	45,000	47,153
Series 2012 E, 5% 11/15/21	55,000	56,531
Series 2012 F:
5% 11/15/21	765,000	786,290
5% 11/15/22	1,000,000	1,047,740
Series 2014 C, 5% 11/15/21	60,000	61,670
Series 2016 B, 5% 11/15/21	50,000	51,392
Series 2020 A:
4% 2/1/22	4,800,000	4,884,864
5% 2/1/23	4,200,000	4,413,444
New York St Mtg. Agcy. Homeowner:
Series 186, 3.4% 4/1/22 (c)	1,160,000	1,206,574
Series 198, 1.65% 10/1/21 (c)	2,245,000	2,269,830
Series 2014 189, 2.5% 10/1/21 (c)	1,640,000	1,671,521
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. Series 1999, 1.45%, tender 9/4/20 (AMBAC Insured) (a)	300,000	300,000
New York State Envir. Facilities Corp. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2012, 0.45%, tender 11/2/20 (a)(c)	6,250,000	6,248,957
New York State Hsg. Fin. Agcy. Rev. Bonds Series 2019 F, 1.875%, tender 11/1/21 (a)	2,500,000	2,501,800
New York State Mtg. Agcy. Homeowner Mtg. Series 221, 3.5% 10/1/32 (c)	75,000	81,732
New York Thruway Auth. Personal Income Tax Rev. Series 2010 A, 5% 3/15/21	390,000	390,680
New York Trans. Dev. Corp. (Delta Air Lines, Inc. Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/22 (c)	1,500,000	1,546,935
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A:
5% 4/1/22 (c)	700,000	747,110
5% 4/1/23 (c)	2,575,000	2,825,599
5% 4/1/24 (c)	1,720,000	1,947,625
Onondaga County Ind. Dev. Agcy. Swr. Facilities Rev. (Bristol-Meyers Squibb Co. Proj.) Series 1994, 5.75% 3/1/24 (c)	570,000	664,124
Yonkers Gen. Oblig. Series 2017 C, 5% 10/1/22 (Build America Mutual Assurance Insured)	55,000	59,835

TOTAL NEW YORK		103,134,526

New York And New Jersey - 0.6%
Port Auth. of New York & New Jersey:
Series 188, 5% 5/1/21 (c)	11,465,000	11,809,566
Series 2018, 5% 9/15/22 (c)	4,000,000	4,365,040
Series 202, 5% 10/15/22 (c)	4,000,000	4,378,440

TOTAL NEW YORK AND NEW JERSEY		20,553,046

North Carolina - 0.7%
Durham Hsg. Auth. MultiFamily Hsg. Rev. Bonds Series 2017, 1.3%, tender 10/1/20	1,000,000	1,000,780
New Hanover County Hosp. Rev. Series 2017, 5% 10/1/26	290,000	358,237
North Carolina Cap. Facilities Fin. Agcy. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 B, 0.65%, tender 9/1/20 (a)(c)	12,100,000	12,100,000
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 1993 B, 6% 1/1/22 (Escrowed to Maturity)	1,750,000	1,881,373
North Carolina Grant Anticipation Rev. Series 2017:
5% 3/1/22	80,000	85,626
5% 3/1/23	80,000	89,266
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Series 43, 4% 7/1/50	2,800,000	3,157,840
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds Series 2019 B, 2.2%, tender 12/1/22 (a)	1,420,000	1,440,050
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2015 E:
5% 1/1/22	110,000	116,936
5% 1/1/23	35,000	38,445
Raleigh Durham Arpt. Auth. Arpt. Rev.:
Series 2015 B, 5% 5/1/22 (c)	550,000	587,059
Series 2017 A:
5% 5/1/22 (c)	400,000	426,952
5% 5/1/23 (c)	235,000	260,150

TOTAL NORTH CAROLINA		21,542,714

North Dakota - 0.1%
North Dakota Hsg. Fin. Agcy. Bonds (Home Mtg. Fin. Prog.) Series 2019 B, SIFMA Municipal Swap Index + 0.400% 0.49%, tender 2/1/22 (a)(d)	4,000,000	4,000,480
Ohio - 1.4%
Akron Bath Copley Hosp. District Rev.:
Series 2012, 5% 11/15/20	325,000	327,931
Series 2016, 5% 11/15/24	45,000	52,692
Allen County Hosp. Facilities Rev.:
Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (a)	125,000	133,565
Series 2010 B, 4.125% 9/1/20	500,000	500,000
Series 2017 A:
5% 8/1/21	780,000	812,328
5% 8/1/22	300,000	325,620
Series 2020 A:
5% 12/1/20	1,405,000	1,421,158
5% 12/1/21	1,000,000	1,056,520
5% 12/1/22	1,550,000	1,705,295
5% 12/1/23	1,000,000	1,143,310
American Muni. Pwr., Inc. Rev. Bonds:
(Combined Hydroelectric Proj.) Series 2018, 2.25%, tender 8/15/21 (a)	3,000,000	3,017,297
Series 2019 A, 2.3%, tender 2/15/22 (a)	1,800,000	1,824,444
Cleveland Arpt. Sys. Rev.:
Series 2016 A:
5% 1/1/24 (FSA Insured)	25,000	28,202
5% 1/1/25 (FSA Insured)	370,000	429,822
5% 1/1/26 (FSA Insured)	10,000	11,608
Series 2019 B:
5% 1/1/21 (c)	1,700,000	1,722,013
5% 1/1/22 (c)	650,000	683,384
Cleveland Pub. Pwr. Sys. Rev. Series 2016, 5% 11/15/21 (FSA Insured)	1,180,000	1,245,797
Cuyahoga Metropolitan Hsg. Auth. Bonds (Riverside Park Phase II Proj.) Series 2019, 2%, tender 4/1/21 (a)	3,000,000	3,026,750
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/22	45,000	47,913
5% 6/15/23	40,000	43,981
Franklin County Hosp. Facilities Rev.:
Bonds (Ohio Health Corp.) Series 2018 B, SIFMA Municipal Swap Index + 0.430% 0.52%, tender 11/15/21 (a)(d)	3,800,000	3,793,502
Series 2016 C, 5% 11/1/23	60,000	68,243
Franklin County Rev. Bonds Series 2013 OH, 0.23%, tender 11/2/20 (a)	3,500,000	3,499,708
Hamilton County Convention Facilities Auth. Rev. Series 2014, 5% 12/1/21	45,000	46,710
Hamilton County HealthCare Facilities Rev. Series 2012:
5% 6/1/21	400,000	412,639
5.25% 6/1/26	115,000	123,065
Lucas County Hosp. Rev. Series 2011 D, 4% 11/15/20	2,200,000	2,210,859
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/24	620,000	721,916
5% 8/1/25	310,000	372,508
5% 8/1/26	535,000	658,162
Miami Univ.:
Series 2017, 5% 9/1/20	300,000	300,000
Series 2020 A:
5% 9/1/21	300,000	314,339
5% 9/1/22	340,000	372,225
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2016, 5% 12/1/22	585,000	640,569
(Xavier Univ. 2020 Proj.) Series 2020, 5% 5/1/24	490,000	565,421
Ohio Hosp. Facilities Rev.:
Series 2011 A, 5% 1/1/24	490,000	497,512
Series 2017 A:
5% 1/1/21	60,000	60,927
5% 1/1/22	35,000	37,173
5% 1/1/23	45,000	49,716
5% 1/1/24	40,000	45,932
5% 1/1/25	45,000	53,556
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev. Bonds (Brandt Meadows Apts. Proj.) Series 2019, 2%, tender 9/1/20 (a)	7,400,000	7,400,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	45,000	51,238
Ohio Spl. Oblig. Series 2020 A, 5% 2/1/22	185,000	197,504
Ross County Hosp. Facilities Rev. (Adena Health Sys. Obligated Group Proj.) Series 2019, 5% 12/1/20	375,000	378,934
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/21	15,000	15,281
5% 2/15/22	25,000	26,491
5% 2/15/23	45,000	48,851
5% 2/15/24	35,000	39,147
5% 2/15/25	35,000	40,223
5% 2/15/26	405,000	476,082
Series 2019, 5% 2/15/29	1,000,000	1,142,260
Univ. of Akron Gen. Receipts Series 2019 A:
5% 1/1/24	300,000	341,178
5% 1/1/25	400,000	470,232

TOTAL OHIO		45,031,733

Oklahoma - 0.3%
Beckham Independent School District#6 Elk City Series 2019, 2% 7/1/21	1,405,000	1,420,446
Canadian Cny Edl. Facilities Auth. (Yukon Pub. Schools Proj.) Series 2019, 5% 12/1/20	2,050,000	2,067,629
Oklahoma County Fin. Auth. Edl. Facilities:
(Jones Pub. Schools Proj.) Series 2020:
4% 9/1/21	200,000	205,434
4% 9/1/22	305,000	320,936
(Midwest City- Del City School Dis Proj.) Series 2018, 5% 10/1/21	240,000	252,024
Oklahoma County Independent School District No. 9 Series 2018, 2.5% 6/1/21	1,535,000	1,556,241
Oklahoma Dev. Fin. Auth. Rev.:
(Oklahoma City Univ. Proj.) Series 2019, 5% 8/1/23	560,000	606,469
Series 2004 A, 2.375% 12/1/21 (a)	30,000	30,623
Oklahoma Hsg. Fin. Agcy. Collateralized Bonds Series 2019, 1.6%, tender 7/1/22	185,000	186,919
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. Series 2018, 5% 9/1/20	1,500,000	1,500,000

TOTAL OKLAHOMA		8,146,721

Oregon - 0.3%
Oregon Bus. Dev. Commission Bonds Series 250, 5%, tender 3/1/22 (a)(c)	2,970,000	3,153,457
Oregon Bus. Dev. Commission Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 232, 2.4%, tender 8/14/23 (a)	770,000	809,948
Oregon Facilities Auth. Rev.:
(Legacy Health Proj.) Series 2011 A, 5.25% 5/1/21	255,000	262,929
Series 2011 C, 5% 10/1/20	110,000	110,394
Port of Portland Arpt. Rev. Series 26 C:
5% 7/1/21 (c)	1,815,000	1,875,182
5% 7/1/22 (c)	1,300,000	1,395,303
5% 7/1/23 (c)	2,000,000	2,228,720

TOTAL OREGON		9,835,933

Pennsylvania - 2.8%
Albert Gallatin Area School District Series 2020 A, 4% 9/1/21	400,000	412,080
Berks County Muni. Auth. Rev.:
(Tower Health Proj.) Series 2020 A:
5% 2/1/21	400,000	404,645
5% 2/1/22	500,000	518,630
Bonds (Tower Health Proj.) Series 2020 B1, 5%, tender 2/1/25 (a)	255,000	276,787
Bethlehem Area School District Auth. Bonds (School District Rfdg. Proj.) Series 2018 A, 1 month U.S. LIBOR + 0.480% 0.599%, tender 11/1/21 (a)(d)	3,990,000	3,958,838
Butler Area School District Series 2018, 5% 10/1/22	1,250,000	1,366,688
Chester County Health & Ed. Auth. Rev. Series 2017:
5% 11/1/20	155,000	154,603
5% 11/1/21	160,000	157,302
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series C, 3% 9/1/23	245,000	261,655
Coatesville Area School District Series 2017, 5% 8/1/23 (FSA Insured)	350,000	393,103
Commonwealth Fing. Auth. Rev.:
Series 2019 B, 5% 6/1/24	265,000	307,853
Series 2020 A, 5% 6/1/23	350,000	391,937
Commonwealth Fing. Auth. Tobacco Series 2018, 5% 6/1/21	1,000,000	1,032,593
Cumberland County Muni. Auth. Rev. Bonds Series 2014 T1, 3.75%, tender 5/1/44 (a)	1,000,000	1,007,700
Delaware Valley Reg'l. Fin. Auth. Local Govt. Rev. Bonds SIFMA Municipal Swap Index + 0.420% 0.51%, tender 9/1/22 (a)(d)	5,000,000	4,966,200
Easton Area School District Series 2013 A, 5% 4/1/23	705,000	741,265
Geisinger Auth. Health Sys. Rev. Series 2020 A, 5% 4/1/22	6,075,000	6,512,825
Hollidaysburg Area School District Series 2020, 4% 7/15/22	500,000	534,560
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A, 5% 7/1/21	1,000,000	1,036,817
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	1,075,000	1,088,201
Series B, 1.8%, tender 8/15/22 (a)	985,000	997,864
Montgomery County Higher Ed. & Health Auth. Rev.:
Bonds Series 2017, 3%, tender 5/1/21 (a)	1,225,000	1,237,730
Series 2014 A:
5% 10/1/20	30,000	30,076
5% 10/1/23	5,000	5,453
Series 2017:
2% 12/1/20	145,000	144,810
3% 12/1/21	155,000	155,809
Series 2019:
5% 9/1/23	500,000	562,485
5% 9/1/26	1,250,000	1,532,650
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Exelon Generation Co. LLC Proj.) Series 2015 A, 2.6%, tender 9/1/20 (a)	1,090,000	1,090,000
Montgomery County Indl. Dev. Auth. Rev. (Meadowood Sr. Living Proj.) Series 2018 A, 3% 12/1/20	250,000	250,283
New Kensington-Arnold School District Series 2019 A:
4% 5/15/21	940,000	963,855
4% 5/15/22	975,000	1,032,437
Northeastern Hosp. & Ed. Auth. Series 2016 A, 5% 3/1/21	110,000	110,969
Octorara Area School District Chester and Lancaster Counties Series 2020, 4% 4/1/23	700,000	763,483
Pennsylvania Econ. Dev. Fing. Auth. Series 2020 A:
5% 4/15/21	350,000	359,838
5% 4/15/22	500,000	535,735
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. (The Pennsylvania Rapid Bridge Replacement Proj.) Series 2015, 5% 12/31/20 (c)	980,000	992,591
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2019 A, 0.6%, tender 4/1/34 (a)(c)	2,100,000	2,100,074
(Waste Mgmt., Inc. Proj.) Series 2013, 0.45%, tender 11/2/20 (a)(c)	1,000,000	999,833
(Waste Mgmt., Inc. Proj.):
Series 2009, 2.8%, tender 12/1/21 (a)	600,000	618,354
Series 2010 B, 0.4%, tender 10/1/20 (a)	900,000	900,058
Series 2017 A, 0.7%, tender 8/2/21 (a)(c)	500,000	500,365
0.65%, tender 10/1/20 (a)(c)	3,000,000	3,000,192
Pennsylvania Gen. Oblig. Series 2016:
5% 9/15/21	300,000	314,736
5% 1/15/22	290,000	308,612
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds:
Series 2014 T3 and T4, 2.875%, tender 5/1/30 (a)	1,000,000	1,000,049
3%, tender 5/1/33 (a)	1,565,000	1,609,164
Series 2014:
5% 12/1/21	5,000	5,299
5% 12/1/22	20,000	22,028
Pennsylvania Hsg. Fin. Agcy.:
Bonds:
Series 2018 127C, 0.689%, tender 10/1/23 (a)(d)	4,000,000	3,993,520
Series 2019, 1.4%, tender 1/1/23 (a)	4,500,000	4,585,005
Series 2018 127A:
2.15% 10/1/20 (c)	855,000	855,917
2.25% 4/1/21 (c)	1,900,000	1,915,809
Pennsylvania Hsg. Fin. Agcy. Multifamily Hsg. Dev. Rev. Bonds Series 2018, 2.45%, tender 7/1/21 (a)	2,000,000	2,032,949
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 114A, 2.9% 10/1/21 (c)	585,000	598,116
Pennsylvania Indl. Dev. Auth. Rev. Series 2012, 5% 7/1/21	335,000	348,050
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.) Series 2016 A, 5% 12/1/21 (FSA Insured)	110,000	116,502
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2018 A1, SIFMA Municipal Swap Index + 0.430% 0.52% 12/1/21 (a)(d)	3,500,000	3,498,670
Series 2018 B, SIFMA Municipal Swap Index + 0.500% 0.59% 12/1/21 (a)(d)	3,460,000	3,460,346
Philadelphia Arpt. Rev.:
Series 2010 D, 5% 6/15/21 (c)	490,000	491,695
Series 2011 A, 5% 6/15/21 (c)	1,725,000	1,783,169
Series 2015 A, 5% 6/15/24 (c)	1,050,000	1,202,355
Series 2017 A, 5% 7/1/24	10,000	11,512
Series 2017 B:
5% 7/1/21 (c)	2,800,000	2,901,417
5% 7/1/22 (c)	620,000	669,228
5% 7/1/24 (c)	345,000	395,618
Philadelphia Auth. for Indl. Dev. Series 2020 C, 4% 11/1/24	535,000	603,384
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2019:
5% 10/1/20	1,300,000	1,303,778
5% 10/1/21	500,000	519,395
Philadelphia Gas Works Rev.:
Series 15, 5% 8/1/21	25,000	25,919
Series 2015 13, 5% 8/1/21	850,000	881,243
Series 2016 14, 5% 10/1/20	1,145,000	1,148,743
Series 2017 15, 5% 8/1/22	480,000	514,877
Philadelphia Gen. Oblig. Series 2019 B, 5% 2/1/21	1,500,000	1,527,106
Philadelphia School District Series 2019 A:
5% 9/1/20	600,000	600,000
5% 9/1/21	115,000	119,929
5% 9/1/23	185,000	208,826
Philadelphia Wtr. & Wastewtr. Rev. Series 2013 A, 5% 1/1/21	250,000	253,751
Phoenixville Area School District Gen. Oblig. Series 2016 B, 4% 8/15/21	500,000	517,197
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Bonds Series 2017 C, 1 month U.S. LIBOR + 0.640% 0.765%, tender 9/1/20 (FSA Insured) (a)(d)	3,270,000	3,270,000
Series 2019 A:
5% 9/1/23	270,000	307,106
5% 9/1/26 (FSA Insured)	625,000	784,900
Quakertown Gen. Auth. Health Facilities Series 2017 A, 3.125% 7/1/21	705,000	690,885
Reading School District Series 2017:
5% 3/1/21 (FSA Insured)	50,000	51,124
5% 3/1/25 (FSA Insured)	5,000	5,937
5% 3/1/26 (FSA Insured)	5,000	6,080
5% 3/1/27 (FSA Insured)	5,000	6,160
5% 3/1/28 (FSA Insured)	5,000	6,265
Southeastern Pennsylvania Trans. Auth. Rev. Series 2020:
5% 6/1/21	500,000	517,256
5% 6/1/22	1,000,000	1,080,010
5% 6/1/23	750,000	841,613

TOTAL PENNSYLVANIA		92,320,476

Rhode Island - 0.1%
Rhode Is Comm Corp. Spl. Facilities Rev. Series 2018, 5% 7/1/21	685,000	707,597
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016:
5% 5/15/22	45,000	47,811
5% 5/15/23	25,000	27,375
5% 5/15/24	50,000	56,211
5% 5/15/25	120,000	137,822
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (FSA Insured)	130,000	155,483
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Series 2015, 5% 11/1/20	300,000	301,684
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	105,000	116,894
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2019 A, 5% 12/1/28 (c)	490,000	585,383
Series A, 5% 12/1/20 (c)	250,000	251,968
Tobacco Settlement Fing. Corp. Series 2015 A:
5% 6/1/21	555,000	573,131
5% 6/1/26	75,000	86,486
5% 6/1/27	20,000	23,010

TOTAL RHODE ISLAND		3,070,855

South Carolina - 0.5%
Charleston County Arpt. District Series 2013 A, 5.25% 7/1/22 (c)	1,235,000	1,342,704
Lancaster County School District ( South Carolina Gen. Oblig. Proj.) Series 2017, 5% 3/1/22	45,000	48,221
Laurens County Wtr. & Swr. Cmnty. Wtrwks. Series 2020, 1.375% 2/1/22	3,000,000	3,022,230
Richland County School District #2 Gen. Oblig. (South Carolina Gen. Oblig. Proj.) Series 2015 A, 5% 2/1/23	55,000	61,304
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/23	95,000	106,715
5% 12/1/26	25,000	29,024
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Series 2020 C, 2% 3/1/21 (b)	10,000,000	10,083,755
South Carolina Hsg. Fin.& Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	140,000	158,488
South Carolina Ports Auth. Ports Rev. Series 2019 B, 5% 7/1/22 (c)	310,000	335,327
South Carolina Pub. Svc. Auth. Rev.:
Series 2011 B, 5% 12/1/21	400,000	421,832
Series 2012 B, 5% 12/1/20	20,000	20,217
Series 2012 C, 5% 12/1/20	400,000	404,347
Series 2014 C:
5% 12/1/22	25,000	27,434
5% 12/1/23	110,000	125,305
Series 2015 A, 5% 12/1/21	225,000	237,281
Series A, 5% 12/1/23	1,015,000	1,156,227

TOTAL SOUTH CAROLINA		17,580,411

South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2014 B:
4% 11/1/20	15,000	15,085
4% 11/1/21	10,000	10,400
5% 11/1/22	10,000	10,950

TOTAL SOUTH DAKOTA		36,435

Tennessee - 0.5%
Greeneville Health & Edl. Facilities Board Series 2018 A, 5% 7/1/22	1,000,000	1,067,260
Lewisburg Indl. Dev. Board Bonds (Waste Mgmt. Tennessee Proj.) Series 2012, 0.45%, tender 11/2/20 (a)(c)	7,000,000	6,998,832
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 B, 5% 7/1/25 (c)	770,000	915,692
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Bonds Series 2001 B, 1.55%, tender 11/3/20 (a)	3,410,000	3,417,036
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (a)	2,050,000	2,398,808
Tennessee Energy Acquisition Corp.:
Series 2006 A, 5.25% 9/1/21	1,235,000	1,292,265
Series 2018, 5% 11/1/22	1,500,000	1,641,420

TOTAL TENNESSEE		17,731,313

Texas - 6.2%
Alamito Pub. Facilities Corp. Bonds:
(Cramer Three Apts. Proj.) Series 2018, 2.5%, tender 5/1/21 (a)	5,000,000	5,067,452
Series 2019, 1.51%, tender 5/1/22 (a)	6,000,000	6,062,640
Aledo Independent School District Series 2015, 0% 2/15/24	25,000	24,532
Atascosa County Indl. Dev. Corp. Poll. Cont. Rev. Series 2020:
5% 12/15/21	975,000	1,027,670
5% 12/15/23	450,000	509,715
5% 12/15/24	550,000	642,642
Austin Affordable Pfc, Inc. Multifamily Hsg. Rev. Bonds Series 2019, 1.46%, tender 6/1/22 (a)	700,000	713,286
Austin Arpt. Sys. Rev.:
Series 2019 B, 5% 11/15/22 (c)	600,000	657,420
Series 2019:
5% 11/15/20 (c)	3,415,000	3,447,071
5% 11/15/21 (c)	1,500,000	1,583,265
5% 11/15/22 (c)	385,000	421,845
Austin-Bergstrom Landhost Ente Series 2017:
5% 10/1/20	235,000	235,844
5% 10/1/21	280,000	293,342
Burleson Independent School District Bonds Series 2018, 2.5%, tender 8/1/22 (a)	5,000,000	5,201,950
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. Bonds Series 2019, 2.1%, tender 9/1/22 (a)	2,800,000	2,837,912
Central Reg'l. Mobility Auth.:
Bonds Series 2015 B, 5%, tender 1/6/21 (a)	1,000,000	1,000,845
Series 2016:
5% 1/1/21	10,000	10,150
5% 1/1/22	35,000	37,081
5% 1/1/23	55,000	60,629
5% 1/1/24	75,000	85,774
5% 1/1/26	65,000	79,003
Series 2020 B:
5% 1/1/21 (b)	150,000	152,251
5% 1/1/22 (b)	155,000	164,216
5% 1/1/23 (b)	220,000	242,515
5% 1/1/25 (b)	125,000	147,708
5% 1/1/26 (b)	125,000	151,929
Coastal Bend Health Facilities Dev. Corp. Series 2005 B2, 0.45%, tender 7/1/31 (FSA Insured) (a)	3,825,000	3,825,000
Cypress-Fairbanks Independent School District Bonds:
Series 2015 B2, 2.125%, tender 8/16/21 (a)	4,000,000	4,066,897
Series 2017 A-2, 1.25%, tender 8/15/22 (a)	3,000,000	3,050,730
Series 2017 A1, 2.125%, tender 8/16/21 (a)	8,180,000	8,312,068
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2011 D, 5% 11/1/23	400,000	403,184
Series 2012 B, 5% 11/1/20	300,000	302,322
Series 2013 F:
5% 11/1/21	65,000	68,562
5% 11/1/22	210,000	230,756
Series 2014 D, 5% 11/1/21 (c)	2,515,000	2,650,106
Series 2020 A, 5% 11/1/23	2,250,000	2,570,558
Series 2020 B:
5% 11/1/21	3,580,000	3,776,184
5% 11/1/22	3,000,000	3,296,520
Dallas Independent School District Bonds:
Series 2016 B5, 5%, tender 2/15/21 (a)	175,000	178,735
Series 2016, 5%, tender 2/15/22 (a)	5,000	5,344
Series B6:
5%, tender 2/15/22 (a)	100,000	106,884
5%, tender 2/15/22 (a)	100,000	106,823
Denton Independent School District Series 2016, 0% 8/15/25	35,000	34,162
El Paso Independent School District Bonds Series 2020, 2.5%, tender 7/31/21 (a)	2,500,000	2,548,534
Fort Bend Independent School District Bonds:
Series 2019 A, 1.95%, tender 8/1/22 (a)	5,455,000	5,609,704
Series 2020 B, 0.875%, tender 8/1/25 (a)	2,700,000	2,719,332
Series D, 1.5%, tender 8/1/21 (a)	70,000	70,676
Fort Worth Gen. Oblig. Series 2015 A, 5% 3/1/23	35,000	39,101
Fort Worth Independent School District Series 2015, 5% 2/15/22	35,000	37,441
Harlandale Independent School District Bonds Series 2015, 3%, tender 9/24/20 (a)	6,000,000	6,010,405
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2016, 5% 11/15/21	475,000	497,947
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds:
Series 2019 B, 5%, tender 12/1/22 (a)	5,000,000	5,514,500
Series 2019 C, SIFMA Municipal Swap Index + 0.420% 0.51%, tender 12/1/22 (a)(d)	3,250,000	3,230,045
Series 2020 C, 5%, tender 12/1/22 (a)	6,180,000	6,832,917
Series 2013 A, 5% 12/1/21	450,000	474,854
Series 2013 B, SIFMA Municipal Swap Index + 0.900% 0.99% 6/1/22 (a)(d)	600,000	602,328
Series 2014 A, 5% 12/1/26	120,000	139,823
Series 2015, 5% 10/1/20	570,000	572,136
Series 2019 A:
5% 12/1/20	1,000,000	1,010,995
5% 12/1/21	1,860,000	1,962,728
Series 2020, 5% 6/1/22	1,000,000	1,077,080
Harris County Flood Cont. District Series 2019 A, 4% 10/1/20	5,000,000	5,015,454
Harris County Gen. Oblig.:
Series 2012 B, 1.45% 8/15/21 (a)	4,075,000	4,093,888
Series 2019 A, 4% 10/1/20	5,000,000	5,015,659
Harris County Health Facilities Dev. Corp. Rev.:
Series 2005 A4, 0.45%, tender 7/1/31 (FSA Insured) (a)	925,000	925,000
Series A3, 0.45%, tender 7/1/31 (FSA Insured) (a)	3,000,000	3,000,000
Houston Arpt. Sys. Rev.:
(Houston TX Arpt. Sys. Rev. Subord Proj.) Series 2011 A, 5% 7/1/21 (c)	675,000	700,890
Series 2011 A, 5% 7/1/22 (c)	410,000	425,691
Series 2012 A:
5% 7/1/21 (c)	300,000	311,507
5% 7/1/23 (c)	235,000	252,362
Series 2012 B, 5% 7/1/21	250,000	259,781
Series 2018 A:
5% 7/1/21 (c)	275,000	285,548
5% 7/1/22 (c)	700,000	758,933
Series 2018 C, 5% 7/1/21 (c)	635,000	659,355
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2019, 5% 9/1/20	2,485,000	2,485,000
Houston Independent School District Bonds:
Series 2012:
2.4%, tender 6/1/21 (a)	2,985,000	3,030,166
4%, tender 6/1/29	1,000,000	1,093,760
Series 2013 B, 2.4%, tender 6/1/21 (a)	3,100,000	3,146,906
Houston Util. Sys. Rev. Bonds Series 2018 C, 1 month U.S. LIBOR + 0.360% 0.479%, tender 9/3/20 (a)(d)	8,245,000	8,222,475
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/20	130,000	130,691
5% 10/15/21	65,000	68,223
Katy Independent School District Bonds Series 2015 C, 1 month U.S. LIBOR + 0.280% 0.388%, tender 9/15/20 (a)(d)	4,800,000	4,782,635
Leander Independent School District Series 2013 A:
0% 8/15/21	550,000	548,588
0% 8/15/23	1,000,000	987,910
Love Field Arpt. Modernization Rev. Series 2015, 5% 11/1/23 (c)	375,000	420,113
Lower Colorado River Auth. Rev.:
(LCRA Transmission Corp. Proj.) Series 2011 B, 5% 5/15/23	465,000	479,992
(LCRA Transmission Svcs. Corp. Proj.):
Series 2019 A, 5% 5/15/21	1,335,000	1,379,300
Series 2020:
5% 5/15/21	1,265,000	1,306,977
5% 5/15/22	1,000,000	1,080,120
5% 5/15/23	215,000	241,159
Mansfield Independent School District Series 2016, 5% 2/15/24	95,000	110,191
Matagorda County Navigation District No. 1 Poll. Cont. Rev. Bonds Series 1996, 1.75%, tender 9/1/20 (a)(c)	2,555,000	2,555,000
New Caney Independent School District Bonds Series 2018, 3%, tender 8/15/21 (a)	1,090,000	1,117,239
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/26	55,000	64,115
North East Texas Independent School District Bonds Series 2013 B, 1.42%, tender 8/1/21 (a)	285,000	286,106
North Harris County Reg'l. Wtr. Auth. Series 2013, 4% 12/15/22	35,000	37,913
North Texas Tollway Auth. Rev.:
Series 2017 B, 5% 1/1/21	325,000	330,031
Series 2019 A, 5% 1/1/21	1,700,000	1,726,313
Northside Independent School District Bonds Series 2016, 2%, tender 6/1/21 (a)	2,705,000	2,737,864
Prosper Independent School District Bonds Series 2019 B, 2%, tender 8/15/23 (a)	1,000,000	1,039,640
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/20	20,000	20,072
San Antonio Arpt. Sys. Rev. Series 2019 A:
5% 7/1/21 (c)	640,000	664,547
5% 7/1/21 (c)	1,330,000	1,381,012
5% 7/1/22 (c)	275,000	298,152
5% 7/1/22 (c)	265,000	287,310
5% 7/1/23 (c)	195,000	216,142
5% 7/1/25 (c)	400,000	469,072
5% 7/1/26 (c)	500,000	604,405
San Antonio Elec. & Gas Sys. Rev. Bonds:
Series 2015 B, 2%, tender 12/1/21 (a)	3,550,000	3,591,535
Series 2015 D, 3%, tender 12/1/20 (a)	4,000,000	4,025,456
San Antonio Hsg. Trust Fin. Corp. Bonds Series 2019, 1.4%, tender 1/1/22 (a)	5,000,000	5,055,300
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/21	20,000	20,940
5% 9/15/22	75,000	81,780
San Antonio Wtr. Sys. Rev. Bonds Series 2013 F, 2%, tender 11/1/21 (a)	1,000,000	1,017,620
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/21	15,000	15,633
5% 8/15/23	20,000	22,507
Series 2013, 5% 9/1/20	20,000	20,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (MRC Crestview Proj.) Series 2010, 8.125% 11/15/44 (Pre-Refunded to 11/15/20 @ 100)	250,000	253,783
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A, 5% 2/15/26	35,000	42,778
Series 2017 A, 5% 2/15/24	45,000	51,726
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Bonds:
Series 2018, 1.17%, tender 2/1/21 (a)	3,800,000	3,802,012
Series 2019, 2.11%, tender 2/1/21	2,880,000	2,899,621
Series 2020, 1.6%, tender 11/1/20 (a)	2,000,000	2,001,117
Texas Gen. Oblig. Bonds:
Series 2019 C2, 1.85%, tender 8/1/22 (a)	265,000	265,241
Series 2019 E2, 2.25%, tender 8/1/22 (a)	420,000	420,668
Texas State Univ. Sys. Fing. Rev. Series 2019 A, 4% 3/15/21	2,000,000	2,040,810
Texas Wtr. Dev. Board Rev. Series 2019 A:
5% 10/15/20	1,340,000	1,347,773
5% 4/15/21	850,000	875,514
Tomball Independent School District Bonds Series 2014 B2, 2.125%, tender 8/15/21 (a)	1,000,000	1,016,724
Travis County Health Facilities Dev. Corp. Rev. (Longhorn Village Proj.) Series 2012 A, 7% 1/1/32 (Pre-Refunded to 1/1/21 @ 100)	1,740,000	1,778,541
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2016, 5% 8/1/23	35,000	39,767
Univ. of Texas Board of Regents Sys. Rev. Series 2017 C, 5% 8/15/21	1,945,000	2,034,970

TOTAL TEXAS		200,569,091

Utah - 0.0%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series 2018 A, 5% 7/1/21	500,000	519,049
Salt Lake City Arpt. Rev. Series 2018 A, 5% 7/1/23 (c)	250,000	278,963

TOTAL UTAH		798,012

Vermont - 0.0%
Vermont Student Assistant Corp. Ed. Ln. Rev. Series 2020 A, 5% 6/15/27 (c)	625,000	739,800
Virginia - 2.1%
Arlington County IDA Hosp. Facilities Series 2020:
5% 7/1/23	340,000	381,936
5% 7/1/24	425,000	494,840
Charles City County Solid Wt Rev. Bonds Series 2002, 3%, tender 4/1/27 (a)(c)	5,750,000	5,829,166
Charles City County Econ. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2003 A, 2.4%, tender 5/2/22 (a)(c)	1,750,000	1,794,205
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev. Series 2019, 5% 11/1/23	2,000,000	2,245,920
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A, 5% 7/15/21	10,000	10,381
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2018 B, 5%, tender 5/15/23 (a)	350,000	392,886
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/24	50,000	57,356
Halifax County Indl. Dev. Auth. Bonds:
(Virginia Elec. and Pwr. Co. Proj.) 0.45%, tender 4/1/22 (a)(b)	6,185,000	6,183,083
2.15%, tender 9/1/20 (a)	2,935,000	2,935,000
Hampton Roads Trans. Accountability Commission Series 2019 A, 5% 7/1/22	14,500,000	15,745,840
King George County Indl. Dev. Auth. Solid Waste Disp. Fac. Rev. (King George Landfill, Inc. Proj.) Series 2003 A, 2.5% 6/1/23 (a)(c)	735,000	759,931
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Virginia Elec. and Pwr. Co. Proj.):
Series 2008 A, 1.9%, tender 6/1/23 (a)	2,500,000	2,575,500
Series 2008 B, 0.75%, tender 9/2/25 (a)(b)	4,000,000	3,985,040
Series 2008 C, 1.8%, tender 4/1/22 (a)	1,600,000	1,633,472
Series 2008 B, 2.15%, tender 9/1/20 (a)	2,110,000	2,110,000
Russell County Poll. Cont. (Appalachian Pwr. Co. Proj.) Series K 4.625% 11/1/21	250,000	250,773
Spotsylvania County Econ. Dev. Bonds (Palmers Creek Apt. Proj.) Series 2019, 1.45%, tender 2/1/22 (a)	5,000,000	5,062,200
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
5% 6/15/24	25,000	28,678
5% 6/15/25	20,000	23,528
5% 6/15/26	35,000	42,158
Staunton Redev. & Hsg. Auth. M Bonds Series 2019, 1.95%, tender 11/1/20 (a)	5,500,000	5,514,302
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds Series 2003 A, 2.4%, tender 5/2/22 (a)(c)	805,000	825,334
Virginia Pub. Bldg. Auth. Pub. Facilities Rev.:
Series 2020 A, 5% 8/1/22	1,940,000	2,120,924
Series 2020 B, 5% 8/1/21	2,625,000	2,741,967
Virginia Resources Auth. Moral Oblig. (Virginia Pooled Fing. Prog.) Series 2018 C, 5% 11/1/20	1,115,000	1,123,800
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds:
(Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.2%, tender 5/31/24 (a)	1,890,000	1,916,422
Series 2009 A, 2.15%, tender 9/1/20 (a)	2,605,000	2,605,000
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (a)	300,000	309,789

TOTAL VIRGINIA		69,699,431

Washington - 2.3%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series 2015 S2A, SIFMA Municipal Swap Index + 0.300% 0.39%, tender 11/1/21 (a)(d)	20,000,000	19,994,000
Grant County Pub. Util. District #2 Series 2012 A, 5% 1/1/21 (Escrowed to Maturity)	40,000	40,639
King County Hsg. Auth. Rev.:
Series 2018, 3.5% 5/1/21	500,000	510,062
Series 2019:
3% 11/1/23	1,175,000	1,266,744
4% 11/1/24	135,000	154,460
Series 2020:
3% 6/1/21	400,000	407,265
3% 6/1/22	250,000	260,328
3% 6/1/23	400,000	425,032
3% 6/1/25	275,000	301,197
King County Swr. Rev. Bonds:
Series 2012, 2.6%, tender 12/1/21 (a)	3,600,000	3,634,596
Series 2020 B, 0.875%, tender 1/1/26 (a)	2,000,000	2,014,820
Port of Seattle Gen. Oblig. Series 2011:
5.25% 12/1/20 (c)	375,000	379,601
5.25% 12/1/21 (c)	300,000	311,004
Port of Seattle Rev.:
Series 2012 A, 5% 8/1/22	325,000	354,260
Series 2012 B, 5% 8/1/23 (c)	1,345,000	1,453,380
Series 2015 B, 5% 3/1/21	255,000	260,989
Series 2015 C, 5% 4/1/21 (c)	540,000	554,484
Series 2016 B:
5% 10/1/21 (c)	60,000	62,906
5% 10/1/22 (c)	55,000	59,608
5% 10/1/23 (c)	65,000	72,749
Series 2017 C, 5% 5/1/22 (c)	5,540,000	5,964,087
Series 2018 A, 5% 5/1/22 (c)	11,475,000	12,353,411
Series 2019:
5% 4/1/21 (c)	1,000,000	1,026,823
5% 4/1/22 (c)	215,000	230,637
5% 4/1/23 (c)	615,000	679,329
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/22 (c)	500,000	540,185
Seattle Muni. Lt. & Pwr. Rev. Bonds Series 2018 B2, SIFMA Municipal Swap Index + 0.290% 0.38%, tender 11/1/21 (a)(d)	10,000,000	9,991,000
Tacoma Elec. Sys. Rev.:
Series 2013 A:
4% 1/1/21	5,000	5,063
5% 1/1/21	40,000	40,637
Series 2017:
5% 1/1/22	15,000	15,967
5% 1/1/25	15,000	17,988
5% 1/1/26	10,000	12,384
Tobacco Settlement Auth. Rev. Series 2018, 5% 6/1/22	215,000	230,478
Washington Gen. Oblig. Series R 2020 C:
5% 7/1/21	1,000,000	1,040,240
5% 7/1/22	2,500,000	2,721,075
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.) Series 2012 A, 5% 10/1/24	250,000	271,940
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	205,000	231,183
5% 8/15/26	115,000	131,570
5% 8/15/27	50,000	58,010
Bonds:
Series 2012 B, 5%, tender 10/1/21 (a)	450,000	471,794
Series 2019 B, 5%, tender 8/1/24 (a)	1,095,000	1,232,620
Series 2012 A, 5% 10/1/22	445,000	484,698
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Columbia Park Apts. Proj.) Series 2019, 1.39%, tender 7/1/21 (a)	5,000,000	5,038,494

TOTAL WASHINGTON		75,307,737

West Virginia - 0.5%
Harrison County Commission Solid Waste Disp. Rev. Bonds (Monongahela Pwr. Co. Proj.) Series 2018 A, 3%, tender 10/15/21 (a)(c)	6,900,000	7,050,627
Mason Co. Poll. Cont. Rev. (Appalachian Pwr. Co. Proj.) Series 2003 L, 2.75% 10/1/22	3,245,000	3,377,721
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds (Appalachian Pwr. Co. Amos Proj.) Series 2011 A, 1.7%, tender 9/1/20 (a)(c)	2,125,000	2,125,000
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2016 A:
5% 6/1/22	2,195,000	2,360,196
5% 6/1/24	1,490,000	1,719,549
West Virginia Hsg. Dev. Fund Series 2017 A, 2.4% 11/1/22 (c)	960,000	989,165

TOTAL WEST VIRGINIA		17,622,258

Wisconsin - 1.3%
Crosse Resources Recovery Rev. Series 1996, 6% 11/1/21 (c)	1,500,000	1,592,880
Milwaukee County Arpt. Rev.:
Series 2013 A:
5% 12/1/20 (c)	30,000	30,301
5% 12/1/22 (c)	30,000	32,611
5.25% 12/1/23 (c)	35,000	39,619
Series 2016 A, 5% 12/1/22 (c)	1,000,000	1,087,020
Milwaukee Gen. Oblig. Series 2020 N4, 5% 4/1/22	2,000,000	2,151,080
Pub. Fin. Auth. Series 2020 A:
5% 1/1/21	225,000	228,232
5% 1/1/25	300,000	351,696
Pub. Fin. Auth. Solid Waste Bonds (Waste Mgmt., Inc. Proj.) Series 2017 A-2, 0.45%, tender 11/2/20 (a)(c)	15,000,000	14,997,497
Wisconsin Health & Edl. Facilities:
(Agnesian Healthcare Proj.) Series 2017, 5% 7/1/21	100,000	103,682
Bonds:
(Ascension Health Cr. Group Proj.) Series 2013 B, 5%, tender 6/1/21 (a)	1,905,000	1,968,403
Series 2018 B, 5%, tender 1/26/22 (a)	5,710,000	6,078,809
Series 2018 C, SIFMA Municipal Swap Index + 0.450% 0.54%, tender 7/27/22 (a)(d)	3,885,000	3,872,957
Series 2018 C3, SIFMA Municipal Swap Index + 0.550% 0.64%, tender 7/26/23 (a)(d)	4,000,000	3,990,280
Series 2014 A, 5% 11/15/21	325,000	342,313
Series 2014, 5% 5/1/21	15,000	15,403
Series 2016 A, 5% 11/15/21	480,000	506,462
Series 2019 A:
5% 12/1/23	30,000	34,226
5% 12/1/24	100,000	117,714
5% 12/1/25	125,000	151,595
5% 12/1/26	200,000	248,110
Series 2019, 5% 10/1/21	400,000	417,372
Series 2020, 4% 7/1/21	820,000	842,711
Wisconsin Health & Edl. Facilities Auth. Rev.:
Series 2010, 5% 12/15/20	350,000	351,254
Series 2012, 5% 10/1/21	30,000	31,303
Wisconsin Hsg. & Econ. Dev. Auth. Series 2018 A, 2.05% 9/1/20 (c)	1,195,000	1,195,000

TOTAL WISCONSIN		40,778,530

Wyoming - 0.2%
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Bonds Series 2018 4, SIFMA Municipal Swap Index + 0.320% 0.41%, tender 9/3/20 (a)(d)	5,000,000	4,999,153
TOTAL MUNICIPAL BONDS
(Cost $1,911,261,367)		1,928,067,587

Municipal Notes - 30.6%
Alabama - 0.2%
Health Care Auth. for Baptist Health Series 2013 B, 0.67% 9/8/20, VRDN (a)	6,705,000	$6,705,000
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Co. Proj.) Series 2001 B, 0.1% 9/1/20, VRDN (a)(c)	600,000	600,000

TOTAL ALABAMA		7,305,000

Arizona - 0.0%
Arizona St Indl. Dev. Auth. Multi Participating VRDN Series XF 10 91, 0.49% 9/8/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(f)(g)	950,000	950,000
California - 2.9%
California Edl. Facilities Auth. Rev. Series 2020, 0.21% 3/3/21, CP	1,500,000	1,500,680
California Health Facilities Fing. Auth. Rev. Participating VRDN Series Floaters XG 01 75, 0.25% 9/8/20 (Liquidity Facility Bank of America NA) (a)(f)(g)	5,300,000	5,300,000
California Muni. Fin. Auth. Participating VRDN Series XF 10 88, 0.44% 9/8/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	3,600,000	3,600,000
Los Angeles County Gen. Oblig. TRAN Series A, 4% 6/30/21	15,000,000	15,475,310
Los Angeles Gen. Oblig. TRAN Series 2020, 4% 6/24/21	15,000,000	15,464,525
Metropolitan Wtr. District of Southern California Wtr. Rev. Series 2018 A1, 0.01% 9/1/20 (Liquidity Facility Toronto-Dominion Bank), VRDN (a)	19,080,000	19,080,000
River Islands Pub. Fing. Auth. Participating VRDN Series MIZ 90 26, 0.44% 10/5/20 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(f)(g)(h)	4,300,000	4,300,000
Riverside County Gen. Oblig. TRAN Series 2020, 4% 6/30/21	5,000,000	5,158,862
San Diego Unified School District TRAN Series 2020, 5% 6/30/21	3,280,000	3,411,142
San Francisco City & County Series A1, 0% 9/3/20, LOC Bank of America NA, CP	3,000,000	3,000,055
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN Series Floaters XM 06 75, 0.39% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(f)(g)	2,775,000	2,775,000
San Francisco City & County Multi-family Hsg. Rev. Participating VRDN Series DBE 80 49, 0.44% 9/8/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	4,700,000	4,700,000
San Francisco City & County Pub. Util. Commission Wastewtr. Rev. Series A2, 0.2% 9/3/20, LOC Sumitomo Mitsui Banking Corp., CP	1,936,000	1,936,030
Shafter Indl. Dev. Auth. Indl. Dev. Rev. 0.48% 9/8/20, LOC Deutsche Bank AG New York Branch, VRDN (a)(c)	335,000	335,000
Transbay Jt Pwrs Auth. Tax Allo Participating VRDN Series YX 11 42, 0.19% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	500,000	500,000
Univ. of California Revs. Series 2013 AL 4, 0.01% 9/1/20, VRDN (a)	7,600,000	7,600,000

TOTAL CALIFORNIA		94,136,604

Colorado - 2.1%
Colorado Ed. Ln. Prog. TRAN Series 2020 A:
3% 6/29/21	8,000,000	8,185,162
4% 6/29/21	12,000,000	12,376,939
Colorado Edl. & Cultural Facilities Auth. Rev. (Mesivta of Greater Los Angeles Proj.) Series 2005, 0.44% 9/8/20, LOC Deutsche Bank AG, VRDN (a)	675,000	675,000
Colorado Gen. Fdg. Rev. TRAN Series 2020, 4% 6/25/21	20,000,000	20,619,804
Colorado Health Facilities Auth. Rev. Participating VRDN Series 33 64, 0.19% 9/8/20 (a)(f)(g)	3,000,000	3,000,000
Denver City & County Arpt. Rev. Participating VRDN:
Series Floaters XL 00 90, 0.39% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(f)(g)	23,100,000	23,100,000
Series Floaters XM 07 15, 0.39% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(f)(g)	1,240,000	1,240,000

TOTAL COLORADO		69,196,905

Connecticut - 0.2%
Oxford Gen. Oblig. BAN Series 2020, 2.5% 1/15/21	2,000,000	2,013,274
Windsor Gen. Oblig. BAN Series 2020, 2% 6/24/21	3,000,000	3,040,436

TOTAL CONNECTICUT		5,053,710

Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1994, 0.13% 9/1/20, VRDN (a)(c)	5,880,000	5,880,000
Univ. of Delaware Rev. Series 2005, 0.06% 9/1/20 (Liquidity Facility TD Banknorth, NA), VRDN (a)	800,000	800,000

TOTAL DELAWARE		6,680,000

District Of Columbia - 0.0%
Washington D.C. Metropolitan Transit Auth. Rev. Participating VRDN Series ZM 06 10, 0.34% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)(g)	900,000	900,000
Florida - 2.0%
Broward County Arpt. Sys. Rev. Participating VRDN:
Series XL 01 36, 0.39% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(f)(g)	3,000,000	3,000,000
Series XM 08 95, 0.34% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(f)(g)	840,000	840,000
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2015, 0.12% 9/1/20, VRDN (a)(c)	5,040,000	5,040,000
Broward County School District TAN Series 2020, 2% 6/30/21	15,000,000	15,223,935
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN Series XM 08 91, 0.29% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(f)(g)	1,100,000	1,100,000
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2007 A1, 0.09% 9/8/20, VRDN (a)	1,250,000	1,250,000
Jacksonville Health Care Series 2020, 0.23% 2/4/21, CP	2,200,000	2,200,094
Lee County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) 0.12% 9/1/20, VRDN (a)(c)	700,000	700,000
Lee Memorial Health Sys. Hosp. Rev. Series 2019 B, 0.36% 9/7/23, VRDN (a)	1,000,000	1,000,000
Miami-Dade County Series A1, 0.24% 10/20/20, LOC Bank of America NA, CP (c)	10,000,000	10,000,273
Miami-Dade County Aviation Rev. Participating VRDN Series XM 08 70, 0.39% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(f)(g)	1,300,000	1,300,000
Miami-Dade County Expressway Auth. Participating VRDN Series XG 00 99, 0.19% 9/8/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	400,000	400,000
Pinellas Ed. Facilities Crsuis Vrdn Series 2007, 0.12% 9/8/20, LOC Bank of America NA, VRDN (a)	200,000	200,000
Saint Lucie County Solid Waste Disp. (Florida Pwr. & Lt. Co. Proj.) Series 2003, 0.11% 9/1/20, VRDN (a)(c)	5,050,000	5,050,000
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series XF 25 23, 0.19% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	10,000,000	10,000,000
Series ZM 05 71, 0.19% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)(g)	5,230,000	5,230,000
Tampa Hosp. Rev. Participating VRDN Series XM 08 85, 0.24% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	3,300,000	3,300,000

TOTAL FLORIDA		65,834,302

Georgia - 0.4%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
First Series 2009, 0.11% 9/1/20, VRDN (a)	4,590,000	4,590,000
Series 2012, 0.13% 9/1/20, VRDN (a)(c)	5,385,000	5,385,000
Griffin-Spalding County Hosp. Participating VRDN Series Floaters XL 00 76, 0.44% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	400,000	400,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.):
Series 1997, 0.11% 9/1/20, VRDN (a)	500,000	500,000
Series 2008, 0.11% 9/1/20, VRDN(a)	1,800,000	1,800,000
Monroe County Dev. Auth. Rev. (Gulf Pwr. Co. Proj.) Series 2019, 0.12% 9/1/20, VRDN (a)(c)	500,000	500,000

TOTAL GEORGIA		13,175,000

Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series A, 0.3% 9/8/20 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	1,370,000	1,370,000
Illinois - 0.5%
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XL 00 49, 0.29% 9/3/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(f)(g)	750,000	750,000
Series XM 08 79, 0.29% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	2,500,000	2,500,000
Series XM 08 84, 0.39% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(f)(g)	2,500,000	2,500,000
Chicago Park District Gen. Oblig. Participating VRDN Series ROC II R 11935, 0.31% 9/8/20 (Liquidity Facility Citibank NA) (a)(f)(g)	2,300,000	2,300,000
Chicago Transit Auth. Participating VRDN Series 20 XF 28 97, 0.29% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	900,000	900,000
Cook County Gen. Oblig. Participating VRDN Series 2015 XF0124, 0.32% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	1,280,000	1,280,000
Illinois Fin. Auth. Rev. (The Carle Foundation Proj.) Series 2009 E, 0.09% 9/8/20, LOC JPMorgan Chase Bank, VRDN (a)	1,000,000	1,000,000
Metropolitan Pier & Exposition Participating VRDN Series XF 09 65, 0.44% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	3,600,000	3,600,000
Reg'l. Transn Auth. Extend Series 2005 B, 0.75% 9/8/20, VRDN (a)	1,690,000	1,690,000

TOTAL ILLINOIS		16,520,000

Indiana - 0.1%
Ctr. Grove Multi-Facility School Bldg. Corp. BAN Series 2019, 2.5% 12/15/20	3,200,000	3,205,182
Kansas - 0.4%
Baldwin City BAN Series 2020 A, 4.4% 3/1/21	2,000,000	2,040,429
Wichita Gen. Oblig. BAN Series 298, 4% 10/15/20	10,000,000	10,045,773

TOTAL KANSAS		12,086,202

Kentucky - 0.2%
Kentucky Tpk. Auth. Econ. Dev. Road Rev. Participating VRDN Series XF 24 84, 0.34% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)(g)	1,480,000	1,480,000
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.):
Series 1999 B, 0.03% 9/1/20, VRDN (a)(c)	700,000	700,000
Series 1999 C, 0.09% 9/1/20, VRDN (a)(c)	400,000	400,000
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.):
Series 2020 A1, 0.13% 9/1/20, VRDN (a)(c)	1,400,000	1,400,000
Series 2020 B1, 0.13% 9/1/20, VRDN (a)(c)	1,400,000	1,400,000
Trimble County Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 0.13% 9/8/20, VRDN (a)(c)	1,800,000	1,800,000

TOTAL KENTUCKY		7,180,000

Louisiana - 0.6%
Calcasieu Parish IDB Series 1998, 0.2% 9/8/20, LOC JPMorgan Chase Bank, VRDN (a)(c)	1,000,000	1,000,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.19% 9/8/20, VRDN (a)	17,010,000	17,010,000

TOTAL LOUISIANA		18,010,000

Maryland - 0.7%
Baltimore Proj. Rev. Bonds Series Floaters G 42, 0.29%, tender 1/4/21 (Liquidity Facility Royal Bank of Canada) (a)(f)(g)(h)	4,500,000	4,500,000
Maryland Econ. Dev. Corp. Student Hsg. Rev. Participating VRDN Series XF 28 32, 0.31% 9/8/20 (a)(f)(g)	15,000,000	15,000,000
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series 005, 0.39% 9/3/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	2,720,000	2,720,000

TOTAL MARYLAND		22,220,000

Massachusetts - 0.6%
Ashland Gen. Oblig. BAN Series 2020, 1.75% 1/22/21	3,000,000	3,016,183
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN Series Floaters XF 23 06, 0.39% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(f)(g)	2,075,000	2,075,000
Middleborough Gen. Oblig. BAN Series 2020, 2% 10/1/21	13,000,000	13,226,070

TOTAL MASSACHUSETTS		18,317,253

Michigan - 0.5%
Michigan Fin. Auth. Rev. RAN Series 2020 A2, 4% 8/20/21, LOC JPMorgan Chase Bank	12,500,000	12,954,731
Waterford School District RAN Series 2019, 2% 9/23/20	2,600,000	2,602,664

TOTAL MICHIGAN		15,557,395

Minnesota - 0.2%
Minneapolis Health Care Sys. Rev. Participating VRDN Series XM 08 72, 0.34% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	1,000,000	1,000,000
Minnesota Hsg. Fin. Agcy. Series C, 0.12% 9/8/20 (Liquidity Facility Fed. Home Ln. Bank-Des Moines), VRDN (a)(c)	400,000	400,000
Univ. of Minnesota Gen. Oblig. Series G, 0.18% 9/3/20, CP	5,000,000	5,000,070

TOTAL MINNESOTA		6,400,070

Mississippi - 0.5%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Gulf Pwr. Co. Proj.) Series 2012, 0.12% 9/1/20, VRDN (a)(c)	12,030,000	12,030,000
Mississippi Hosp. Equip. & Facilities Auth. Series 2020, 0.17% tender 9/4/20, CP mode	4,490,000	4,490,079

TOTAL MISSISSIPPI		16,520,079

Missouri - 0.3%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series XG 01 76, 0.34% 9/8/20 (Liquidity Facility Royal Bank of Canada) (a)(f)(g)	2,300,000	2,300,000
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters C16, 0.16% 9/8/20 (Liquidity Facility Royal Bank of Canada) (a)(f)(g)	8,000,000	8,000,000

TOTAL MISSOURI		10,300,000

Montana - 0.3%
Tender Opt Bd Trust Rcpts / Ctfs. Participating VRDN Series XF 10 90, 0.49% 9/8/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	7,990,000	7,990,000
New Jersey - 0.4%
Brick Township Gen. Oblig. BAN Series 2020, 2% 6/22/21	2,000,000	2,026,936
Jersey City Gen. Oblig. BAN Series 2020, 2% 6/17/21	2,000,000	2,028,079
Mercer County Gen. Oblig. BAN Series 2020, 2% 6/10/21	5,000,000	5,067,306
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series XF 09 75, 0.44% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	800,000	800,000
Series XG 02 58, 0.12% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	900,000	900,000
Union County Gen. Oblig. BAN Series 2020, 4% 6/18/21	2,000,000	2,058,383

TOTAL NEW JERSEY		12,880,704

New York - 5.1%
Cortland Enlarged City School District RAN Series 2020, 1.5% 7/30/21	1,000,000	1,007,822
Erie County Gen. Oblig. RAN Series 2020, 3% 6/24/21	2,000,000	2,042,204
Middletown BAN Series 2020, 1.5% 8/26/21	1,932,434	1,956,012
Nassau County Gen. Oblig. RAN Series A, 2% 12/9/20	10,000,000	10,047,301
New York City Gen. Oblig. Series 2006, 0.3% 9/4/20 (FSA Insured), VRDN (a)	625,000	625,000
New York City Transitional Fin. Auth. Rev.:
Series 2010, 0.05% 9/2/20 (Liquidity Facility Barclays Bank PLC), VRDN (a)	685,000	685,000
Series 2013 C4, 0.02% 9/1/20 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,400,000	1,400,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series A, 0.02% 9/1/20, LOC TD Banknorth, NA, VRDN (a)	1,250,000	1,250,000
New York Metropolitan Trans. Auth. Rev.:
BAN:
Series 2018 B:
5% 5/15/21	12,060,000	12,264,899
5% 5/15/21	215,000	218,653
5% 5/15/21	5,505,000	5,598,530
Series 2018 C, 5% 9/1/21	4,030,000	4,126,597
Series 2019 B, 5% 5/15/22	15,310,000	15,886,422
Series 2019 D1, 5% 9/1/22	30,600,000	31,945,176
Series 2019 E, 4% 9/1/20	11,300,000	11,300,000
Participating VRDN:
Series XF 05 20, 0.54% 9/8/20 (Liquidity Facility Royal Bank of Canada) (a)(f)(g)	1,600,000	1,600,000
Series XF 05 83, 0.59% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	5,400,000	5,400,000
Series XG 02 90, 0.13% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	1,005,000	1,005,000
Series ZF 02 18, 0.59% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	4,200,000	4,200,000
New York Pwr. Auth. Series 1, 0.18% 10/6/20, CP	2,500,000	2,500,000
New York State Dorm. Auth. RAN Series 2020 B, 5% 3/31/21	9,550,000	9,818,810
New York Thruway Auth. Gen. Rev. Participating VRDN:
Series XF 09 18, 0.37% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	1,600,000	1,600,000
Series XM 08 31, 0.34% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)(g)	2,000,000	2,000,000
Series XM 08 80, 0.29% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	1,500,000	1,500,000
Oyster Bay Gen. Oblig. BAN Series C, 4% 8/27/21	9,500,000	9,834,307
Port Washington Union Free School District BAN Series 2020, 1.5% 8/5/21	5,000,000	5,053,210
Putnam County Indl. Dev. Agcy. Rev. Series 2006 A, 0.38% 9/8/20, LOC RBS Citizens NA, VRDN (a)	1,100,000	1,100,000
Rockland County Gen. Oblig. TAN Series 2020, 2% 4/1/21	3,000,000	3,026,702
Suffolk County Gen. Oblig. RAN Series 2020, 5% 3/19/21	2,000,000	2,044,094
Syosset Central School District TAN Series 2020, 2% 6/25/21	5,000,000	5,068,859
Tender Opt Bd Trust Rcpts / Ctfs. Participating VRDN Series XM 08 34, 0.59% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	4,700,000	4,700,000
Town of Colonie Albany County BAN Series 2020, 1.25% 3/12/21	5,987,000	5,999,645

TOTAL NEW YORK		166,804,243

New York And New Jersey - 0.1%
Port Auth. of New York & New Jersey Series A, 0.25% 10/15/20, CP (c)	4,500,000	4,500,443
North Carolina - 0.3%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 0.23% 9/8/20, VRDN (a)(c)	9,420,000	9,420,000
Ohio - 0.4%
Coshocton City BAN Series 2020, 2.5% 2/18/21	1,245,000	1,257,687
Mahoning County BAN Series 2020, 1% 9/13/21 (b)	1,735,000	1,747,084
Mahoning County Sales Tax TAN Series 2020, 1% 9/13/21 (b)	1,025,000	1,031,627
Newark Gen. Oblig. BAN Series 2020, 2.75% 9/24/20	965,000	966,489
Sycamore Township BAN Series 2020, 1.55% 5/4/21	1,000,000	1,001,058
Tipp City BAN Series 2020 A, 2% 2/11/21	1,000,000	1,007,544
Union Township Clermont County Gen. Oblig. BAN Series 2019, 2.25% 9/2/20	5,000,000	5,000,205

TOTAL OHIO		12,011,694

Pennsylvania - 0.9%
Philadelphia Auth. for Indl. Dev. Series 2017 B, 0.35% 9/7/23, VRDN (a)	10,210,000	10,210,000
Philadelphia School District TRAN Series 2020 A, 4% 6/30/21	17,645,000	18,181,302

TOTAL PENNSYLVANIA		28,391,302

Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2005 A, 0.15% 9/1/20, LOC RBS Citizens NA, VRDN (a)	1,740,000	1,740,000
South Carolina - 1.4%
Charleston County School District TAN (Sales Tax Proj. Phase IV) Series 2020 B, 5% 5/12/21	20,000,000	20,668,474
County Square Redev. Corp. BAN (Greenville County, SC Proj.) Series 2020, 2% 3/24/21	10,000,000	10,095,700
Greenville Hosp. Sys. Facilities Rev. Participating VRDN Series XF 01 45, 0.34% 9/8/20 (Liquidity Facility Toronto-Dominion Bank) (a)(f)(g)	1,600,000	1,600,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series Floaters XM 02 91, 0.35% 9/8/20 (Liquidity Facility Royal Bank of Canada) (a)(f)(g)	4,490,000	4,490,000
Series Floaters XM 03 84, 0.37% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	9,800,000	9,800,000
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 0.14% 9/8/20 (Liquidity Facility Toronto-Dominion Bank) (a)(f)(g)	265,000	265,000

TOTAL SOUTH CAROLINA		46,919,174

South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. Participating VRDN Series XM 08 97, 0.24% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	4,300,000	4,300,000
Tennessee - 0.8%
Greeneville Health & Edl. Facilities Board Series 2018 B, 0.09% 9/8/20, LOC U.S. Bank NA, Cincinnati, VRDN (a)	800,000	800,000
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series 2014:
0.33% 11/12/20, CP	14,600,000	14,600,000
0.35% 5/10/21, CP	7,500,000	7,500,513
Tennessee Gen. Oblig.:
Series 2020, 0.3% 12/29/20 (Liquidity Facility Tennessee Consldatd Retire Sys.), CP	1,784,000	1,784,000
Series A, 0.28% 12/10/20 (Liquidity Facility Tennessee Consldatd Retire Sys.), CP	2,000,000	2,000,000

TOTAL TENNESSEE		26,684,513

Texas - 6.2%
Calhoun County Navigation District Envir. Facilities Rev. Series 2006, 0.11% 9/8/20, LOC Bank of America NA, VRDN (a)(c)	400,000	400,000
Calhoun County Navigation Indl. Dev. Auth. Port Rev. (B P Chemicals, Inc. Proj.) 0.2% 9/8/20, VRDN (a)(c)	10,500,000	10,500,000
Dallas Area Rapid Transit Sales Tax Rev. Series I, 0.22% 9/3/20, CP	12,350,000	12,350,214
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series Floaters XF 10 61, 0.34% 9/8/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(f)(g)	8,000,000	8,000,000
Dallas/Fort Worth Int'l. Arpt. Facility Impt. Corp. Rev. (United Parcel Svc., Inc. Proj.) Series 2002, 0.09% 9/1/20, VRDN (a)(c)	1,050,000	1,050,000
Deutsche Spears/Lifers Trust Participating VRDN Series Floaters XG 00 58, 0.21% 9/8/20 (Liquidity Facility Deutsche Bank AG) (a)(f)(g)	1,085,000	1,085,000
Garland Util. Sys. Rev. Series 2018, 0.23% 9/14/20, LOC Bank of America NA, CP	2,500,000	2,500,134
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 B3, 0.27% tender 1/6/21, CP mode	8,000,000	8,002,242
Series 2020, 0.28% tender 9/14/20, CP mode	5,000,000	5,000,000
Harris County Gen. Oblig. Series A1, 0.1% 9/3/20 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	1,000,000	1,000,006
Houston Arpt. Sys. Rev.:
Series 2020, 0.22% 9/1/20, LOC Sumitomo Mitsui Banking Corp., CP (c)	4,000,000	4,000,019
Series A, 0.22% 9/3/20, LOC Sumitomo Mitsui Banking Corp., CP (c)	10,000,000	10,000,173
Houston Gen. Oblig. TRAN Series 2020:
4% 6/30/21	5,000,000	5,157,585
5% 6/30/21	11,000,000	11,436,033
Houston Util. Sys. Rev. Series 2004 B6, 0.09% 9/8/20, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	1,000,000	1,000,000
Lower Colorado River Auth. Rev. Series 2020:
0.14% 10/6/20, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	3,000,000	3,000,000
0.17% 9/17/20, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	1,000,000	1,000,000
0.18% 9/17/20, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	1,000,000	1,000,028
0.25% 10/6/20, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	2,500,000	2,500,197
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2004, 0.7% 9/8/20, VRDN (a)(c)	33,015,000	33,015,000
Series 2010 C, 0.18% 9/1/20, VRDN (a)	2,220,000	2,220,000
San Antonio Elec. & Gas Sys. Rev. Series A, 0.25% 1/5/21 (Liquidity Facility Bank of America NA), CP	4,000,000	4,001,948
Texas A&M Univ. Rev. Series B, 0.18% 11/4/20, CP	4,000,000	4,000,498
Texas Gen. Oblig. TRAN Series 2020, 4% 8/26/21 (b)	65,000,000	67,425,215
Texas Private Activity Bond Surface Trans. Corp. Participating VRDN Series XM 07 56, 0.44% 9/8/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(f)(g)	1,800,000	1,800,000
Trinity Riv Pub. Facilities Corp. Tex M Participating VRDN Series XF 10 83, 0.44% 9/8/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	1,600,000	1,600,000

TOTAL TEXAS		203,044,292

Utah - 0.4%
Salt Lake City Arpt. Rev. Participating VRDN:
Series 17 XM 0493, 0.39% 9/8/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(f)(g)	700,000	700,000
Series Floaters XM 06 99, 0.44% 9/8/20 (Liquidity Facility Cr. Suisse AG) (a)(c)(f)(g)	11,030,000	11,030,000
Series XM 08 82, 0.39% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(f)(g)	1,400,000	1,400,000

TOTAL UTAH		13,130,000

Virginia - 0.6%
Lexington Indl. Dev. Auth. Mul Participating VRDN Series MIZ 90 16, 0.64% 10/5/20 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(f)(g)(h)	700,000	700,000
Suffolk Hsg. Auth. Mfam Apts Participating VRDN Series XF 10 86, 0.44% 9/8/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	2,600,000	2,600,000
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 0.22% 9/8/20 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(f)(g)	15,000,000	15,000,000

TOTAL VIRGINIA		18,300,000

Washington - 0.5%
Seattle Hsg. Auth. Rev. (Douglas Apts. Proj.) 0.24% 9/8/20, LOC KeyBank NA, VRDN (a)	300,000	300,000
Washington Convention Ctr. Pub. Facilities Participating VRDN Series XG 02 96, 0.13% 9/8/20 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	7,985,000	7,985,000
Washington Econ. Dev. Fin. Auth. Rev. Participating VRDN Series Floaters 005, 0.44% 10/13/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(f)(g)	5,100,000	5,100,000
Washington Health Care Facilities Auth. Rev. Participating VRDN Series XM 08 83, 0.24% 9/8/20 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	1,500,000	1,500,000

TOTAL WASHINGTON		14,885,000

Wisconsin - 0.4%
JPMorgan Chase Participating VRDN Series Floaters XF 01 27, 0.27% 9/8/20 (a)(f)(g)	1,060,000	1,060,000
Sauk Prairie School District BAN Series 2020, 2% 12/9/20	2,000,000	2,000,680
Wisconsin Health & Edl. Facilities Series 2020 C, 0.42% 9/8/20, VRDN (a)	10,000,000	10,000,000
Wisconsin Hsg. and Econ. Dev. Auth. Home Ownership Rev. Series 2004 E, 0.13% 9/8/20 (Liquidity Facility Fed. Home Ln. Bank Chicago), VRDN (a)(c)	135,000	135,000

TOTAL WISCONSIN		13,195,680

TOTAL MUNICIPAL NOTES
(Cost $995,773,721)		995,114,747
	Shares	Value

Short-Term Funds - 4.8%
JPMorgan Ultra-Short Municipal Fund Class I
(Cost $155,130,005)	15,440,492	155,485,758

Municipal Bond Funds - 0.2%
Nuveen NY AMT-Free Quality Municipal Income Fund Preferred Shares 0.7%(a)(e)(i)
(Cost $6,800,000)	6,800,000	6,800,000

Money Market Funds - 8.0%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.05%(j)(k)	36,073,803	36,073,803
Fidelity Municipal Cash Central Fund .09% (l)(m)	21,271,873	21,274,000
Fidelity SAI Municipal Money Market Fund 1.19% (j)(k)	201,508,924	201,609,610
State Street Institutional U.S. Government Money Market Fund Premier Class .04% (j)	606,898	606,898
TOTAL MONEY MARKET FUNDS
(Cost $259,486,899)		259,564,311
TOTAL INVESTMENT IN SECURITIES - 102.8%
(Cost $3,328,451,992)		3,345,032,403
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(89,837,653)
NET ASSETS - 100%		$3,255,194,750

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

RAN – REVENUE ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION N

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,431,293 or 0.4% of net assets.

 (f) Provides evidence of ownership in one or more underlying municipal bonds.

 (g) Coupon rates are determined by re-marketing agents based on current market conditions.

 (h) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,500,000 or 0.3% of net assets.

 (i) Non-income producing

 (j) The rate quoted is the annualized seven-day yield of the fund at period end.

 (k) Affiliated Fund

 (l) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (m) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Baltimore Proj. Rev. Bonds Series Floaters G 42, 0.29%, tender 1/4/21 (Liquidity Facility Royal Bank of Canada)	7/1/20	$4,500,000
Lexington Indl. Dev. Auth. Mul Participating VRDN Series MIZ 90 16, 0.64% 10/5/20 (Liquidity Facility Mizuho Cap. Markets Llc)	8/14/20	$700,000
River Islands Pub. Fing. Auth. Participating VRDN Series MIZ 90 26, 0.44% 10/5/20 (Liquidity Facility Mizuho Cap. Markets Llc)	8/14/20	$4,300,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$11,935
Total	$11,935

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.05%	$249,972,338	$107,983,370	$321,881,905	$43,235	$--	$--	$36,073,803
Fidelity SAI Municipal Money Market Fund 1.19%	190,501,215	14,986,810	3,878,415	71,018	80	(80)	201,609,610
Total	$440,473,553	$122,970,180	$325,760,320	$114,253	$80	$(80)	$237,683,413

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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